UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments

Aggressive Growth Fund
Bond Fund
Capital Appreciation fund
Core Fund
Equity Income Fund
Global Asset Allocation Fund
Growth Fund
Growth and Income Fund
Growth Opportunities Fund
International Fund
Managed Fund
Money Market Fund
Social Awareness Fund
Special Opportunities Fund
Conservative Profile Fund
Moderate Profile Fund
Moderately Aggressive Profile Fund
Aggressive Profile Fund

Item 2.  Controls and Procedures

Item 3.  Exhibits

Signatures

Certifications

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Aggressive Growth Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 99.80%
Aerospace & Defense - 1.43%
†Alliant Techsystems	6,000	$ 527,520
Empresa Brasileira de Aeronautica ADR	24,600	1,128,156
Rockwell Collins	39,300	2,630,349
		4,286,025
Automobiles & Automotive Parts - 0.20%
ITT	10,000	603,200
		603,200
Banking & Finance - 8.24%
†Affiliated Managers Group	7,600	823,460
BlackRock	7,400	1,156,694
†CBOT Holdings Class A	6,300	1,143,450
Chicago Mercantile Exchange Holdings Class A	4,000	2,129,840
City National	7,400	544,640
†E Trade Financial	53,700	1,139,514
East West Bancorp	17,000	625,090
Eaton Vance	32,300	1,151,172
Federated Investors Class B	16,900	620,568
First Horizon National	15,900	660,327
†Intercontinental Exchange	15,600	1,906,476
International Securities Exchange Holdings Class A	12,200	595,360
Janus Capital Group	34,100	713,031
Lazard Class A	20,100	1,008,618
Legg Mason	6,150	579,392
Moody's	9,700	601,982
Northern Trust	42,100	2,531,894
Nuveen Investments Class A	31,700	1,499,410
†Nymex Holdings	8,200	1,113,232
optionsXpress Holdings	15,000	353,100
Schwab (Charles)	25,200	460,908
SEI Investments	9,800	590,254
State Street	8,200	530,950
†SVB Financial Group	12,500	607,375
Synovus Financial	17,900	578,886
†TD Ameritrade Holding	39,000	580,320
UCBH Holdings	27,400	510,188
		24,756,131
Building & Materials - 1.79%
Centex	13,600	568,208
Fastenal	19,600	686,980
†Genlyte Group	10,700	754,885
KB HOME	9,000	384,030
Lennar Class A	17,900	755,559
†Meritage Homes	8,500	273,020
Pulte Homes	12,000	317,520
Thor Industries	16,600	653,874
†Toll Brothers	18,800	514,744
Winnebago Industries	13,600	457,368
		5,366,188

Business Services - 4.41%
†Clear Channel Outdoor Holdings Class A	62,900	1,654,899
Corporate Executive Board	19,300	1,466,028
Dun & Bradstreet	10,400	948,480
Fidelity National Information Services	12,800	581,888
Fluor	19,300	1,731,596
†Foster Wheeler	10,500	613,095
†ITT Educational Services	12,600	1,026,774
†LECG	30,000	434,400
Manpower	13,000	959,010
†Quanta Services	24,600	620,412
Ritchie Bros Auctioneers	30,000	1,755,600
Robert Half International	39,600	1,465,596
		13,257,778
Cable, Media & Publishing - 4.49%
†Cablevision Systems Class A	29,500	897,685
Citadel Broadcasting	29,300	278,643
†Focus Media Holding ADR	10,100	792,446
†Getty Images	12,700	617,601
Harte-Hanks	23,900	659,401
†Lamar Advertising Class A	31,400	1,977,258
McGraw-Hill Companies	9,100	572,208
Meredith	12,200	700,158
†Monster Worldwide	36,100	1,710,057
Omnicom Group	18,000	1,842,840
Rogers Communications Class B	27,600	904,176
†Salem Communications Holding Class A	26,000	325,000
Scripps (E.W.) Class A	11,200	500,416
WPP Group ADR	22,600	1,717,374
		13,495,263
Chemicals - 1.46%
Avery Dennison	8,900	571,914
Clorox	13,100	834,339
Ecolab	28,500	1,225,500
Sigma-Aldrich	18,000	747,360
†Symyx Technologies	21,700	384,524
Valspar	22,100	615,043
		4,378,680
Computers & Technology - 11.51%
†Activision	55,288	1,047,155
†Adobe Systems	19,200	800,640
†American Reprographics	35,000	1,077,650
†Autodesk	56,400	2,120,639
†Avid Technology	11,100	387,168
†Baidu.com ADR	9,400	907,570
†Cadence Design Systems	29,200	614,952
CDW	11,400	700,302
†Check Point Software Technologies	27,200	606,016
†CheckFree	21,500	797,435
†ChoicePoint	15,600	583,908
†Citrix Systems	24,000	768,720
†Cogent	49,500	665,775
†Cognizant Technology Solutions Class A	23,700	2,091,998
†Cognos	14,800	582,972
†Digital River	16,000	884,000
†DST Systems	8,900	669,280
†Electronic Arts	38,500	1,938,859
†F5 Networks	13,800	920,184
FactSet Research Systems	18,550	1,165,868
Fair Isaac	14,250	551,190
†Fiserv	12,300	652,638
Global Payments	17,600	599,456
Henry (Jack) & Associates	29,000	697,450
†II-VI	16,000	541,600
†Intuit	48,500	1,326,960
†McAfee	28,700	834,596
National Instruments	15,150	397,385
†NAVTEQ	32,000	1,104,000
†Perot Systems Class A	43,700	780,919
†Red Hat	58,300	1,336,819
†salesforce.com	19,500	834,990
Satyam Computer Services ADR	40,000	908,000
†Sina	23,500	789,835
†Symantec	41,600	719,680
†Synopsys	20,600	540,338
†THQ	26,550	907,745
†VeriSign	33,900	851,568
†Websense	18,000	413,820
†Zebra Technologies	11,750	453,668
		34,573,748
Consumer Services - 2.01%
†Apollo Group Class A	11,905	522,630
Block (H&R)	21,800	458,672
DeVry	25,100	736,685
Equifax	21,700	790,965
†Iron Mountain	42,825	1,119,017
Paychex	57,800	2,188,886
†Universal Technical Institute	10,000	230,800
		6,047,655
Electronics & Electrical Equipment - 10.68%
†Altera	118,500	2,368,815
AMETEK	33,100	1,143,274
Analog Devices	56,600	1,952,134
†Broadcom Class A	40,850	1,310,060
†Cymer	10,200	423,810
†Dolby Laboratories Class A	17,600	607,376
†Fairchild Semiconductor International	30,400	508,288
†FLIR Systems	20,400	727,668
Garmin	12,400	671,460
Gentex	20,000	325,000
†Integrated Device Technology	36,200	558,204
Intersil Class A	22,300	590,727
Jabil Circuit	29,100	623,031
KLA-Tencor	13,400	714,488
†Lam Research	15,200	719,568
Linear Technology	71,500	2,258,685
†Marvell Technology Group	72,800	1,223,768
Maxim Integrated Products	67,800	1,993,320
†MEMC Electronic Materials	15,700	951,106
Microchip Technology	69,500	2,469,335
National Semiconductor	67,600	1,631,864
†QLogic	44,200	751,400
Roper Industries	18,600	1,020,768
†Semtech	30,100	405,748
†Silicon Laboratories	33,200	993,344
†Teradyne	33,600	555,744
†Thermo Fisher Scientific	12,000	561,000
†Waters	26,600	1,542,800
Xilinx	97,000	2,495,810
		32,098,595
Energy - 6.31%
†Bill Barrett	18,700	606,067
BJ Services	17,700	493,830
†Cameron International	39,300	2,467,647
†Compton Petroleum	47,500	478,325
Consol Energy	15,800	618,254
†Core Laboratories NV	9,200	771,236
Diamond Offshore Drilling	6,800	550,460
Foundation Coal Holdings	17,900	614,686
†Grant Prideco	47,300	2,357,432
†Mariner Energy	30,900	591,117
Murphy Oil	26,800	1,431,120
†Nabors Industries	22,300	661,641
Smith International	53,100	2,551,455
†TETRA Technologies	23,100	570,801
†Ultra Petroleum	11,800	626,934
†Weatherford International	25,400	1,145,540
Williams Companies	55,000	1,565,300
XTO Energy	15,533	851,364
		18,953,209
Environmental Services - 0.69%
Republic Services	32,250	897,195
†Stericycle	14,600	1,189,900
		2,087,095
Food, Beverage & Tobacco - 1.24%
Hershey	28,000	1,530,480
McCormick & Company	13,800	531,576
Wrigley (Wm) Jr.	32,875	1,674,324
		3,736,380
Health Care & Pharmaceuticals - 17.06%
†Alkermes	21,400	330,416
Allergan	22,007	2,438,815
†American Medical System Holdings	28,000	592,760
†Amylin Pharmaceuticals	13,700	511,832
†ArthroCare	11,200	403,648
Avon Products	56,000	2,086,560
Bard (C.R.)	13,400	1,065,434
Becton, Dickinson	7,400	568,986
†Celgene	49,300	2,586,277
†Cephalon	17,800	1,267,538
†Charles River Laboratories International	12,100	559,746
†Coventry Health Care	24,150	1,353,608
Dade Behring Holdings	14,900	653,365
†DaVita	15,200	810,464
†deCODE genetics	58,300	212,795
DENTSPLY International	18,600	609,150
†Edwards Lifesciences	13,000	659,100
†Express Scripts	25,200	2,034,144
†Gen-Probe	12,300	579,084
†Genzyme	9,400	564,188
Health Management Associates Class A	21,700	235,879
†Health Net	17,800	957,818
†Healthways	17,200	804,100
†Hologic	9,800	564,872
†Humana	20,000	1,160,400
†Illumina	18,900	553,770
†Integra LifeSciences Holdings	16,000	729,280
†Intuitive Surgical	5,300	644,321
†Invitrogen	17,100	1,088,415
†Kyphon	14,900	672,586
†Laboratory Corporation of America Holdings	12,200	886,086
†LifePoint Hospitals	14,000	535,080
†Lincare Holdings	22,700	831,955
Manor Care	21,900	1,190,484
†Martek Biosciences	14,800	305,176
†Medarex	45,900	593,946
†Medco Health Solutions	30,000	2,175,900
†MedImmune	34,600	1,259,094
†Millennium Pharmaceuticals	34,400	390,784
†Millipore	11,300	818,911
†Nektar Therapeutics	32,100	419,226
†Neurocrine Biosciences	26,900	336,250
Omnicare	8,800	349,976
†OSI Pharmaceuticals	15,100	498,300
†Patterson	12,800	454,272
†PDL BioPharma	14,400	312,480
†QIAGEN	45,500	781,690
Quest Diagnostics	15,800	787,946
†ResMed	26,800	1,349,916
†Respironics	20,600	864,994
†Schein (Henry)	19,200	1,059,456
†Sepracor	18,600	867,318
†St. Jude Medical	56,500	2,124,965
†Techne	17,200	982,120
†Theravance	20,500	604,750
†Varian Medical Systems	24,200	1,154,098
†Ventana Medical Systems	8,200	343,580
†Vertex Pharmaceuticals	28,800	807,552
†Zimmer Holdings	10,300	879,723
		51,265,379
Industrial Machinery - 2.10%
Graco	31,300	1,225,708
IDEX	14,050	714,864
Joy Global	23,500	1,008,150
Pall	15,400	585,200
Precision Castparts	26,700	2,778,135
		6,312,057
Insurance - 2.55%
Ambac Financial Group	6,600	570,174
Aon	12,500	474,500
†Arch Capital Group	12,800	873,088
Axis Capital Holdings	14,800	501,128
Brown & Brown	26,000	702,520
Cigna	8,000	1,141,280
†Markel	1,200	581,796
Marsh & McLennan	16,000	468,640
MBIA	8,700	569,763
Onebeacon Insurance Group	23,100	577,500
RenaissanceRe Holdings	10,300	516,442
Willis Group Holdings	17,000	672,860
		7,649,691
Leisure, Lodging & Entertainment - 6.16%
Boyd Gaming	11,900	566,916
Brunswick	13,400	426,790
Choice Hotels International	29,100	1,031,013
†DreamWorks Animation Class A	14,300	437,294
Harley-Davidson	37,800	2,220,750
Hilton Hotels	62,400	2,243,904
International Game Technology	56,100	2,265,318
Marriott International Class A	34,000	1,664,640
†Melco PBL Entertainment Macau ADR	26,100	421,254
MoneyGram International	45,400	1,260,304
Royal Caribbean Cruises	14,400	607,104
†Shuffle Master	36,950	674,338
Starwood Hotels & Resorts Worldwide	28,400	1,841,740
†WMS Industries	15,100	592,524
†Wynn Resorts	23,800	2,257,668
		18,511,557
Metals & Mining - 0.69%
Carpenter Technology	17,200	2,077,072
		2,077,072
Packaging & Containers - 0.20%
Sealed Air	18,600	587,760
		587,760
Retail - 6.73%
Advance Auto Parts	18,100	697,755
†Amazon.com	25,500	1,014,645
†Bed Bath & Beyond	50,200	2,016,534
†Cheesecake Factory	15,750	419,738
†Dick's Sporting Goods	11,100	646,686
Family Dollar Stores	29,500	873,790
Fred's	23,500	345,450
Men's Wearhouse	18,150	853,958
†O'Reilly Automotive	17,600	582,560
†Panera Bread Class A	10,700	631,942
PETsMART	27,000	889,920
Ross Stores	21,800	749,920
Staples	40,800	1,054,272
Tiffany & Company	43,400	1,973,832
Tim Hortons	24,900	757,458
TJX	64,600	1,741,616
†Tractor Supply	13,100	674,650
†Urban Outfitters	23,500	622,985
Williams-Sonoma	36,700	1,301,382
Yum Brands	41,300	2,385,487
		20,234,580
Telecommunications - 4.40%
†American Tower Class A	72,000	2,804,400
†Crown Castle International	77,800	2,499,714
†Juniper Networks	47,500	934,800
†Leap Wireless International	17,500	1,154,650
†NeuStar Class A	16,100	457,884
†NII Holdings	28,800	2,136,384
†SBA Communications Class A	91,900	2,715,645
†Time Warner Telecommunication Class A	25,700	533,789
		13,237,266
Textiles, Apparel & Furniture - 1.50%
Cintas	25,500	920,550
†Coach	53,400	2,672,670
Harman International Industries	5,300	509,224
HNI	9,000	413,370
		4,515,814
Transportation & Shipping - 3.07%
Expeditors International of Washington	38,000	1,570,160
Grainger (W.W.)	15,700	1,212,668
Landstar System	32,400	1,485,216
Robinson (C.H.) Worldwide	27,000	1,289,250
SkyWest	44,900	1,204,667
Southwest Airlines	77,700	1,142,190
UTi Worldwide	53,900	1,324,862
		9,229,013
Utilities - 0.88%
†AES	92,900	1,999,208
†Reliant Resources	31,800	646,176
		2,645,384
Total Common Stock (cost $232,738,882)		299,905,520

	Principal
	Amount (U.S.$)
≠Commercial Paper - 0.20%
Chesham Finance 5.426% 4/2/07	$615,000	614,907
Total Commercial Paper (cost $614,907)		614,907
Total Value of Securities - 100.00%
(cost $233,353,789)		300,520,427
Liabilities Net of Receivables and Other Assets (See Notes) - 0.00%		(7,331)
Net Assets Applicable to 24,631,253 Shares Outstanding - 100.00%		$300,513,096

†Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Aggressive Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$234,183,012
Aggregate unrealized appreciation	76,345,820
Aggregate unrealized depreciation	(10,008,405)
Net unrealized appreciation	$ 66,337,415

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $197,577,473 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $105,580,701 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Bond Fund

March 31, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Collateralized Mortgage Obligations - 2.86%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	$ 1,452,837	$ 1,424,493
Series 2005-110 MB 5.50% 9/25/35	3,110,000	3,135,256
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	763,729	822,861
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	1,668,717	1,713,555
Freddie Mac
Series 2662 MA 4.50% 10/15/31	2,719,344	2,673,203
Series 2872 GC 5.00% 11/15/29	3,005,000	2,960,225
Series 2890 PC 5.00% 7/15/30	3,780,000	3,717,376
Series 2915 KP 5.00% 11/15/29	2,920,000	2,876,966
Series 3005 ED 5.00% 7/15/25	4,085,000	3,904,396
Series 3022 MB 5.00% 12/15/28	5,770,000	5,719,230
Series 3063 PC 5.00% 2/15/29	3,900,000	3,862,617
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	1,310,401	1,342,754
•Series T-60 1A4C 5.395% 3/25/44	2,800,000	2,794,563
Government National Mortgage Association
Series 2002-61 BA 4.648% 3/16/26	988,149	978,894
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,528,151
Total Agency Collateralized Mortgage Obligations (cost $41,635,842)		41,454,540
Agency Mortgage-Backed Securities - 20.36%
Fannie Mae 6.50% 8/1/17	1,239,493	1,267,206
Fannie Mae Relocation 15 yr 4.00% 9/1/20	5,909,129	5,570,928
Fannie Mae Relocation 30 yr
4.00% 3/1/35	2,942,046	2,708,663
5.00% 1/1/34	1,272,095	1,240,219
5.00% 10/1/35	3,343,783	3,257,356
5.00% 2/1/36	5,132,473	4,994,675
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/22	7,390,000	7,154,444
5.50% 4/1/20	1,935,000	1,939,838
6.00% 4/1/22	21,110,000	21,459,624
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,323,446	2,310,581
5.50% 4/1/29	4,081,883	4,059,282
7.50% 4/1/32	43,566	45,477
7.50% 11/1/34	115,848	120,658
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/37	63,720,000	61,569,449
5.50% 4/1/37	97,070,000	96,069,013
6.00% 4/1/37	33,820,000	34,063,098
6.50% 4/1/37	11,820,000	12,060,088
7.00% 4/1/37	4,065,000	4,193,300
•Freddie Mac ARM 5.734% 4/1/34	875,198	893,322
Freddie Mac Balloon 7 yr 3.50% 10/1/10	317,935	306,698
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,766,053	2,706,657
Freddie Mac S.F. 15 yr 4.00% 2/1/14	1,583,682	1,538,849
Freddie Mac S.F. 30 yr TBA 6.00% 4/1/37	6,645,000	6,698,991
Government National Mortgage Association S.F. 30 yr 7.00% 12/15/34	3,912,648	4,121,812
Government National Mortgage Association S.F. 30 yr TBA
5.50% 4/1/37	7,315,000	7,276,143
6.00% 1/1/37	7,315,000	7,411,009
Total Agency Mortgage-Backed Securities (cost $295,769,024)		295,037,380
Agency Obligations - 0.69%
Fannie Mae
4.75% 3/12/10	5,285,000	5,281,808
^5.329% 10/9/19	7,605,000	3,821,041
Freddie Mac 4.75% 1/19/16	950,000	935,901
Total Agency Obligations (cost $10,052,956)		10,038,750
Collateralized Debt Obligations - 1.40%
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	9,495,000	9,522,344
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 A4 5.44% 6/12/47	5,195,000	5,213,654
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48	5,045,000	5,031,903
@=#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	501,047
Total Collateralized Debt Obligations (cost $20,402,577)		20,268,948
Commercial Mortgage-Backed Securities - 5.09%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	6,945,000	7,199,892
Series 2006-4 A4 5.634% 7/10/46	530,000	539,727
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,279,684
◆Commercial Mortgage Pass Through Certificates,
#Series 2001-J1A A2 144A 6.457% 2/14/34	2,235,038	2,316,066
Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,184,632
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	750,600
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	1,170,000	1,187,534
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	1,685,000	1,673,999
Series 2006-1A B 5.362% 11/15/36	1,550,000	1,553,491
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	240,000	242,184
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,679,352
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	6,320,000	6,407,787
•#Series 2006-RR2 A1 144A 5.674% 6/23/46	2,685,000	2,729,550
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	7,590,000	7,662,484
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	3,230,000	3,261,785
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,602,480
•Series 2006-LDP7 AJ 6.066% 4/15/45	1,365,000	1,415,143
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	6,525,000	6,551,492
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,485,845
#Merrill Lynch Mortgage Trust 144A
Series 2002-MW1 J 5.695% 7/12/34	749,500	740,072
Series 2005-GGP1 E 4.33% 11/15/10	625,000	620,129
Series 2005-GGP1 F 4.35% 11/15/10	610,000	605,248
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,158,234
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.55% 2/15/33	595,000	635,116
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	2,500,116	2,424,527
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	2,590,000	2,533,494
Series 2006-1 B 5.588% 2/15/36	1,195,000	1,204,724
Series 2006-1 C 5.707% 2/15/36	1,900,000	1,916,742
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	4,090,000	4,139,041
Total Commercial Mortgage-Backed Securities (cost $73,692,403)		73,701,054
Corporate Bonds - 31.84%
Banking - 4.85%
•BAC Capital Trust XIV 5.63% 12/31/49	3,035,000	3,039,556
Citigroup 6.125% 8/25/36	2,380,000	2,425,653
First Union Institutional Capital II 7.85% 1/1/27	4,195,000	4,359,847
HSBC Holdings 6.50% 5/2/36	2,530,000	2,682,961
JPMorgan Chase Capital XX 6.55% 9/29/36	2,530,000	2,521,370
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	1,350,000	1,497,497
Marshall & Ilsley 3.95% 8/14/09	5,325,000	5,210,257
•MUFG Capital Finance 1 6.346% 7/29/49	2,215,000	2,266,494
Popular North America
4.25% 4/1/08	3,495,000	3,445,374
•5.76% 4/6/09	2,000,000	2,010,866
Popular North America Capital Trust I 6.564% 9/15/34	1,458,000	1,448,387
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	2,130,000	2,075,280
•RBS Capital Trust I 4.709% 12/29/49	4,890,000	4,678,879
•#Resona Bank 144A 5.85% 9/29/49	4,390,000	4,376,123
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	6,660,000	7,045,662
•#Shinsei Finance II Cayman 144A 7.16% 7/29/49	1,170,000	1,207,294
•#Societe Generale 144A 5.922% 12/31/49	645,000	645,813
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	5,410,000	5,337,848
SunTrust Capital II 7.90% 6/15/27	3,330,000	3,465,178
•UBS Preferred Funding Trust V 6.243% 5/29/49	2,930,000	3,030,133
•#Vneshtorgbank 144A 5.96% 8/1/08	1,655,000	1,657,896
#Wachovia Capital Trust I 144A 7.64% 1/15/27	3,880,000	4,030,699
•Wachovia Capital Trust III 5.80% 8/29/49	1,815,000	1,838,250
		70,297,317
Basic Industry - 0.95%
Alcoa
5.55% 2/1/17	1,030,000	1,024,890
5.90% 2/1/27	1,160,000	1,135,341
5.95% 2/1/37	2,435,000	2,379,901
Freeport McMoRan Copper & Gold 8.375% 4/1/17	1,520,000	1,647,300
Lubrizol 4.625% 10/1/09	1,387,000	1,371,013
Newmont Gold 8.91% 1/5/09	222,918	232,191
#Stora Enso 144A 7.25% 4/15/36	1,815,000	1,906,868
Vale Overseas
6.25% 1/23/17	1,890,000	1,935,281
6.875% 11/21/36	2,010,000	2,085,751
Valspar 6.00% 5/1/07	10,000	10,003
		13,728,539
Brokerage - 1.17%
•Ameriprise Financial 7.518% 6/1/66	5,195,000	5,616,481
Amvescap 4.50% 12/15/09	1,145,000	1,124,605
E Trade Financial 8.00% 6/15/11	865,000	914,738
Goldman Sachs Group 6.345% 2/15/34	1,490,000	1,476,575
LaBranche & Company 9.50% 5/15/09	1,385,000	1,461,175
Merrill Lynch
6.11% 1/29/37	2,125,000	2,067,041
6.22% 9/15/26	1,070,000	1,075,448
Nuveen Investments 5.00% 9/15/10	3,280,000	3,250,788
		16,986,851
Capital Goods - 0.99%
Caterpillar 6.05% 8/15/36	1,670,000	1,710,516
General Electric 5.00% 2/1/13	3,912,000	3,887,221
Honeywell International
5.70% 3/15/36	1,635,000	1,597,570
5.70% 3/15/37	2,600,000	2,525,435
•Masco 5.655% 3/12/10	2,405,000	2,406,587
#Siemens Finance 144A 6.125% 8/17/26	2,115,000	2,158,021
		14,285,350
Communications - 3.63%
AT&T
7.30% 11/15/11	2,785,000	3,026,242
8.00% 11/15/31	1,650,000	2,045,177
BellSouth 4.20% 9/15/09	1,485,000	1,454,944
British Telecommunications 9.125% 12/15/30	1,815,000	2,499,211
CCH I Holdings 13.50% 1/15/14	1,870,000	1,898,050
Citizens Communications 9.25% 5/15/11	3,135,000	3,511,200
Comcast
•5.66% 7/14/09	1,610,000	1,613,243
6.45% 3/15/37	1,330,000	1,335,921
6.50% 11/15/35	1,485,000	1,501,117
Cox Communications 4.625% 1/15/10	1,835,000	1,811,352
Embarq 6.738% 6/1/13	1,935,000	2,000,188
Nextel Communications 6.875% 10/31/13	3,915,000	4,014,664
Sprint Capital 7.625% 1/30/11	2,910,000	3,131,221
Telecom Italia Capital
4.00% 1/15/10	385,000	372,201
•5.97% 7/18/11	1,905,000	1,916,838
7.20% 7/18/36	2,665,000	2,783,222
Telefonica Emisones
5.984% 6/20/11	1,345,000	1,380,005
6.421% 6/20/16	1,100,000	1,150,092
7.045% 6/20/36	1,060,000	1,135,596
Time Warner 5.50% 11/15/11	1,900,000	1,917,263
Time Warner Entertainment 8.375% 3/15/23	922,000	1,092,415
Triton PCS 8.50% 6/1/13	1,685,000	1,743,975
Verizon Communications 6.25% 4/1/37	5,190,000	5,157,926
Viacom 5.75% 4/30/11	2,090,000	2,120,589
Vodafone Group 6.15% 2/27/37	1,360,000	1,317,307
Windstream 8.125% 8/1/13	615,000	668,813
		52,598,772
Consumer Cyclical - 3.53%
Centex 4.875% 8/15/08	5,095,000	5,023,196
Corrections Corporation of America 7.50% 5/1/11	767,000	791,928
Costco Wholesale 5.50% 3/15/17	3,905,000	3,920,839
•DaimlerChrysler Holdings 5.81% 8/3/09	3,560,000	3,576,839
Federated Retail Holdings 5.35% 3/15/12	1,965,000	1,961,962
Ford Motor 7.45% 7/16/31	1,540,000	1,199,275
Ford Motor Credit 9.875% 8/10/11	3,105,000	3,291,104
Fortune Brands 5.125% 1/15/11	2,140,000	2,122,747
General Motors 8.375% 7/15/33	2,685,000	2,423,213
Government National Mortgage Association
6.875% 9/15/11	7,655,000	7,669,658
8.00% 11/1/31	2,350,000	2,526,558
Home Depot
5.40% 3/1/16	980,000	958,626
5.875% 12/16/36	3,220,000	3,080,510
Lodgenet Entertainment 9.50% 6/15/13	1,675,000	1,830,415
Mandalay Resort Group 9.50% 8/1/08	845,000	886,194
May Department Stores 3.95% 7/15/07	3,977,000	3,957,020
MGM MIRAGE 9.75% 6/1/07	1,995,000	2,014,950
Neiman Marcus Group 10.375% 10/15/15	770,000	862,400
Penney (J.C.) 8.00% 3/1/10	1,455,000	1,559,377
Tandy 6.95% 9/1/07	55,000	55,183
Visteon 8.25% 8/1/10	1,450,000	1,486,250
		51,198,244
Consumer Non-Cyclical - 1.43%
AmerisourceBergen
5.625% 9/15/12	20,000	20,142
5.875% 9/15/15	4,260,000	4,254,581
Baxter International 5.196% 2/16/08	1,835,000	1,833,930
Boston Scientific 6.40% 6/15/16	2,280,000	2,289,939
Kraft Foods 6.50% 11/1/31	135,000	137,918
Kroger 6.375% 3/1/08	2,415,000	2,437,290
Medco Health Solutions 7.25% 8/15/13	1,205,000	1,304,895
Medtronic 4.75% 9/15/15	1,440,000	1,382,322
Procter & Gamble 5.55% 3/5/37	2,010,000	1,962,614
Schering-Plough 6.75% 12/1/33	273,000	304,113
US Oncology 9.00% 8/15/12	1,605,000	1,721,363
UST 6.625% 7/15/12	715,000	759,248
Wyeth 5.50% 2/1/14	2,330,000	2,347,498
		20,755,853
Electric - 4.58%
•Alabama Power Capital Trust IV 4.75% 10/1/42	4,775,000	4,763,669
Avista 9.75% 6/1/08	2,265,000	2,373,358
•Avista Capital Trust III 6.50% 4/1/34	990,000	992,795
#Caithness Coso Funding 144A 5.489% 6/15/19	2,002,906	1,974,425
Commonwealth Edison 5.95% 8/15/16	4,435,000	4,349,032
Consumers Energy 6.00% 2/15/14	3,965,000	4,084,747
Dominion Resources 5.687% 5/15/08	2,995,000	3,002,775
Duke Capital 5.668% 8/15/14	2,816,000	2,790,633
FPL Group Capital
5.625% 9/1/11	2,480,000	2,525,409
•6.35% 10/1/66	3,295,000	3,326,510
•Nisource Finance 5.93% 11/23/09	1,945,000	1,948,359
Oncor Electric Delivery 7.00% 9/1/22	1,680,000	1,804,055
Pacific Gas & Electric 5.80% 3/1/37	1,865,000	1,804,276
Pepco Holdings
5.50% 8/15/07	3,225,000	3,224,029
•5.985% 6/1/10	2,685,000	2,687,717
#Power Contract Financing 144A 6.256% 2/1/10	3,233,002	3,265,513
•Progress Energy 5.81% 1/15/10	3,170,000	3,184,912
PSEG Funding Trust I 5.381% 11/16/07	5,800,000	5,795,736
Puget Sound Energy 5.483% 6/1/35	1,585,000	1,444,970
Southwestern Public Service 6.00% 10/1/36	3,025,000	3,001,819
#TAQA 144A
5.875% 10/27/16	2,370,000	2,395,795
6.50% 10/27/36	4,425,000	4,485,512
TECO Energy 7.20% 5/1/11	210,000	223,650
Xcel Energy 6.50% 7/1/36	920,000	970,327
		66,420,023
Energy - 1.07%
Apache 5.625% 1/15/17	2,405,000	2,437,330
Canada Natural Resources 5.70% 5/15/17	3,185,000	3,176,308
#Canadian Oil Sands 144A 4.80% 8/10/09	2,745,000	2,711,355
Kerr-McGee 7.125% 10/15/27	1,540,000	1,627,469
Plains Exploration & Production 7.00% 3/15/17	945,000	954,450
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,615,000	2,642,416
#TNK-BP Finance 144A 6.625% 3/20/17	1,915,000	1,905,425
		15,454,753
Finance Companies - 2.00%
•American Express 6.80% 9/1/66	1,755,000	1,872,239
American General Finance 4.875% 7/15/12	2,400,000	2,361,929
International Lease Finance 4.625% 6/2/08	315,000	313,098
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	3,130,000	3,295,267
Residential Capital
•5.84% 6/9/08	2,655,000	2,629,140
6.00% 2/22/11	2,040,000	2,014,010
6.125% 11/21/08	2,400,000	2,399,690
6.375% 6/30/10	1,901,000	1,901,861
6.50% 4/17/13	2,515,000	2,494,188
•6.66% 11/21/08	1,305,000	1,307,705
6.875% 6/30/15	4,660,000	4,708,870
•#Residential Capital 144A 7.19% 4/17/09	3,720,000	3,689,609
		28,987,606
Insurance - 4.13%
•#Catlin Insurance 144A 7.249% 12/31/49	1,335,000	1,327,822
#Farmers Exchange Capital 144A 7.05% 7/15/28	1,665,000	1,711,780
#Farmers Insurance Exchange 144A
6.00% 8/1/14	2,205,000	2,187,724
8.625% 5/1/24	5,605,000	6,681,962
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	1,070,000	1,118,511
Marsh & McLennan 5.15% 9/15/10	3,600,000	3,571,362
MetLife
5.00% 6/15/15	1,245,000	1,210,723
6.40% 12/15/36	4,815,000	4,716,702
Montpelier Re Holdings 6.125% 8/15/13	2,575,000	2,542,055
#Mutual of Omaha 144A 6.80% 6/15/36	1,585,000	1,713,524
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	2,655,000	3,168,939
•#◆North Front Pass Through Trust 144A 5.81% 12/15/24	5,270,000	5,216,430
PMI Group 5.568% 11/15/08	3,180,000	3,183,593
Safeco Capital Trust I 8.072% 7/15/37	4,240,000	4,424,249
St. Paul Travelers 5.01% 8/16/07	1,685,000	1,682,149
•#◆Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	5,200,000	5,217,935
WellPoint
4.25% 12/15/09	1,375,000	1,347,756
5.85% 1/15/36	940,000	911,304
Willis North America 5.125% 7/15/10	1,540,000	1,512,580
•XL Capital 6.50% 12/31/49	5,375,000	5,222,710
•#ZFS Finance USA Trust II 144A 6.45% 12/15/35	1,090,000	1,091,737
		59,761,547
Natural Gas - 1.55%
Atmos Energy 4.00% 10/15/09	2,715,000	2,635,947
Enterprise Products Operating
4.00% 10/15/07	2,510,000	2,492,026
4.625% 10/15/09	2,295,000	2,266,407
Oneok 5.51% 2/16/08	2,230,000	2,234,023
•Sempra Energy 5.83% 5/21/08	2,815,000	2,815,788
Southern Union 6.15% 8/16/08	4,935,000	4,973,508
Valero Logistics Operations 6.05% 3/15/13	4,960,000	5,067,622
		22,485,321
Real Estate - 0.52%
Developers Diversified Realty
4.625% 8/1/10	2,995,000	2,938,808
5.375% 10/15/12	480,000	480,317
HRPT Properties Trust 5.75% 2/15/14	1,905,000	1,916,790
•#USB Realty 144A 6.091% 12/22/49	2,200,000	2,214,940
		7,550,855
Technology - 0.18%
#Freescale Semiconductor 144A 10.125% 12/15/16	405,000	408,038
Sungard Data Systems 10.25% 8/15/15	2,046,000	2,242,927
		2,650,965
Transportation - 1.26%
American Airlines
3.857% 7/9/10	3,618,873	3,494,384
6.817% 5/23/11	3,195,000	3,266,888
Continental Airlines
5.983% 4/19/22	1,540,000	1,540,000
6.503% 6/15/11	4,275,000	4,392,563
#Erac USA Finance 144A 7.35% 6/15/08	5,415,000	5,514,548
		18,208,383
Total Corporate Bonds (cost $455,391,648)		461,370,379
Foreign Agencies - 0.34%
Pemex Project Funding Master Trust
6.125% 8/15/08	3,457,000	3,489,841
6.625% 6/15/35	1,355,000	1,397,344
Total Foreign Agencies (cost $4,711,850)		4,887,185

Municipal Bonds - 1.14%
§California State 5.00% 2/1/33-14	5,000	5,406
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,210,175
Illinois State Taxable Pension 5.10% 6/1/33	2,845,000	2,722,864
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	1,200,000	1,269,576
Mississippi Single Family Mortgage Revenue Series G 6.93% 11/1/23 (GNMA) (FNMA)	64,605	65,753
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	2,060,000	2,228,446
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,341,468
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,056,582
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)	400,000	388,768
West Virginia Economic Development Authority Revenue 5.37% 7/1/20 (MBIA)	690,000	690,331
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,504,936
Total Municipal Bonds (cost $16,022,845)		16,484,305
Non-Agency Asset-Backed Securities- 5.16%
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	437,171	427,007
Countrywide Asset-Backed Certificates
#Series 2004-BC1N Note 144A 5.50% 4/25/35	117,478	111,910
•Series 2006-11 1AF3 6.05% 9/25/46	3,843,000	3,881,446
•Series 2006-15 A3 5.689% 10/25/46	3,215,000	3,222,835
Series 2006-S2 A2 5.627% 7/25/27	3,540,000	3,539,622
•Series 2006-S3 A2 6.085% 6/25/21	3,680,000	3,731,704
•Series 2006-S6 A2 5.519% 3/25/34	3,990,000	3,985,417
•Series 2006-S7 A3 5.712% 11/25/35	7,680,000	7,677,944
•Series 2006-S9 A3 5.728% 8/25/36	4,835,000	4,825,348
Series 2007-4 A2 5.53% 3/25/37	3,630,000	3,627,284
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	3,641,000	3,649,120
Series 2007-CB1 AF2 5.721% 1/25/37	2,660,000	2,670,303
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	4,216,000	4,293,022
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	1,445,000	1,447,661
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	2,809,689	2,803,967
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	2,022,205	1,972,936
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	319,165	317,899
Mid-State Trust
Series 11 A1 4.864% 7/15/38	830,336	796,148
Series 2004-1 A 6.005% 8/15/37	517,731	527,824
Series 2005-1 A 5.745% 1/15/40	533,136	532,553
#Series 2006-1 A 144A 5.787% 10/15/40	1,950,900	1,949,604
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	1,820,000	1,812,261
Series 2005-4 A3 5.565% 2/25/36	1,190,000	1,187,151
Series 2006-1 AF3 5.608% 5/25/36	1,435,000	1,434,750
Series 2006-2 AF3 5.797% 8/25/36	1,300,000	1,308,092
Residential Funding Mortgage Securities II Series 2006-HI2 A3 5.79% 2/25/36	3,420,000	3,439,977
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	65,901	7
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	116,731	81,711
#Sierra Receivables Funding 144A
Series 2003-1A A 3.09% 1/15/14	351,736	349,146
Series 2003-2A A1 3.03% 12/15/15	482,042	468,857
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	1,723,596	1,574,262
Series 2005-2XS 1A2A 4.51% 2/25/35	7,290,000	7,174,165
Total Non-Agency Asset-Backed Securities (cost $74,900,014)		74,821,933
Non-Agency Collateralized Mortgage Obligations - 17.91%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	2,195,361	2,201,879
Series 2004-2 1A1 6.00% 3/25/34	2,128,071	2,134,389
Series 2004-10 1CB1 6.00% 11/25/34	1,104,397	1,111,930
Series 2004-11 1CB1 6.00% 12/25/34	3,769,152	3,793,305
Series 2005-9 5A1 5.50% 10/25/20	3,236,226	3,226,617
Bank of America Funding
Series 2005-8 1A1 5.50% 1/25/36	1,958,328	1,921,916
•Series 2006-F 1A2 5.169% 7/20/36	4,035,989	4,025,513
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.10% 5/25/33	31,395	31,708
•Series 2004-L 4A1 5.163% 1/25/35	2,190,798	2,172,658
Series 2005-9 2A1 4.75% 10/25/20	5,328,367	5,257,335
Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.50% 4/30/37	5,065,000	5,067,836
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.174% 5/25/36	3,236,914	3,287,392
Series 2006-3 34A1 6.18% 5/25/36	4,910,582	4,989,558
Series 2006-4 23A5 6.235% 8/25/36	3,678,053	3,743,402
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	4,086,619	4,071,897
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	2,823,704	2,804,337
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	1,550,855	1,554,490
•Series 2004-J7 1A2 4.673% 8/25/34	954,123	943,720
Series 2004-J8 1A1 7.00% 9/25/34	1,781,101	1,824,516
Series 2005-57CB 4A3 5.50% 12/25/35	4,141,668	4,151,868
•Series 2005-63 3A1 5.894% 11/25/35	4,262,807	4,286,526
Series 2005-85CB 2A2 5.50% 2/25/36	4,993,401	5,015,308
Series 2006-2CB A3 5.50% 3/25/36	4,512,550	4,511,562
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35	6,672,926	6,548,852
Series 2005-29 A1 5.75% 12/25/35	5,080,734	5,060,194
Series 2006-1 A2 6.00% 3/25/36	3,161,520	3,160,039
Series 2006-1 A3 6.00% 3/25/36	469,616	466,901
•Series 2006-HYB3 3A1A 6.104% 5/20/36	4,205,305	4,271,571
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	343,866	351,925
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	717,843	762,187
•Series 2004-AR5 4A1 5.708% 10/25/34	1,660,028	1,659,665
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35	4,162,790	4,127,041
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	615,478	647,398
Series 1999-3 A 8.00% 8/19/29	1,135,048	1,200,673
Series 2005-RP1 1A3 8.00% 1/25/35	2,686,686	2,853,821
Series 2005-RP1 1A4 8.50% 1/25/35	2,343,507	2,509,835
Series 2006-RR1 1A3 8.00% 1/25/36	1,481,584	1,556,247
GSR Mortgage Home Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	1,347,622	1,339,831
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	4,451,109	4,373,637
Series 2005-A4 1A1 5.405% 7/25/35	2,478,511	2,470,989
Series 2005-A6 1A2 5.146% 9/25/35	4,865,000	4,906,779
Series 2006-A2 3A3 5.683% 4/25/36	3,729,000	3,750,218
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	3,147,357	3,158,268
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 2.862% 12/25/33	958,877	973,467
Series 2005-6 7A1 5.375% 6/25/35	1,541,345	1,535,959
Series 2006-2 4A1 4.99% 2/25/36	2,516,791	2,500,038
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33	310,456	311,281
Series 2003-6 3A1 8.00% 9/25/33	367,876	376,662
Series 2003-9 1A1 5.50% 12/25/18	2,057,858	2,053,035
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	2,338,749	2,478,244
Series 2005-2 1A4 8.00% 5/25/35	2,897,945	3,087,109
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	4,685,000	4,627,735
•Series 2006-AF1 1A2 6.159% 5/25/36	105,000	106,482
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	1,555,094	1,585,251

•Residential Funding Mortgage Security I
Series 2006-SA3 3A1 6.058% 9/25/36	4,104,613	4,154,609
Series 2006-SA4 2A1 6.143% 11/25/36	2,619,150	2,662,993
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	1,855,575	1,852,212
Series 2005-22 4A2 5.378% 12/25/35	210,454	209,037
Series 2006-5 5A4 5.575% 6/25/36	877,043	875,563
•Structured Asset Securities
Series 2002-22H 1A 6.954% 11/25/32	374,325	381,983
Series 2005-6 B2 5.344% 5/25/35	824,977	784,655
Washington Mutual
Series 2003-S10 A2 5.00% 10/25/18	4,058,603	4,023,571
Series 2004-CB3 4A 6.00% 10/25/19	2,602,805	2,635,011
•Series 2006-AR8 1A5 5.917% 8/25/46	843,945	853,795
•Series 2006-AR8 2A3 6.151% 8/25/36	558,252	566,547
•Series 2006-AR10 1A1 5.957% 9/25/36	5,285,657	5,353,235
•Series 2006-AR14 1A4 5.658% 11/25/36	4,256,036	4,282,841
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	2,531,392	2,535,785
Series 2006-2 2CB 6.50% 3/25/36	2,838,430	2,881,894
Series 2006-5 2CB3 6.00% 7/25/36	4,136,608	4,184,901
•Series 2006-AR5 3A 5.923% 7/25/46	2,995,036	3,000,418
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.421% 9/25/34	1,989,261	2,002,604
Series 2005-7 A2 5.25% 9/25/35	2,777,825	2,681,890
Series 2005-11 1A3 5.50% 11/25/35	2,808,907	2,750,535
Series 2005-14 2A1 5.50% 12/25/35	6,097,522	5,984,148
Series 2005-17 1A1 5.50% 1/25/36	9,784,830	9,590,664
Series 2005-18 1A1 5.50% 1/25/36	3,268,936	3,204,069
•Series 2006-4 2A3 5.834% 4/25/36	1,966,557	1,948,417
Series 2006-7 2A1 6.00% 6/25/36	7,277,536	7,271,852
•Series 2006-AR4 1A1 5.78% 4/25/36	2,146,994	2,165,704
Series 2006-AR4 2A1 5.782% 4/25/36	8,754,247	8,811,407
•Series 2006-AR6 7A1 5.114% 3/25/36	8,209,446	8,120,370
•Series 2006-AR10 5A1 5.601% 7/25/36	3,924,809	3,930,858
•Series 2006-AR11 A7 5.529% 8/25/36	4,535,623	4,534,033
•Series 2006-AR12 1A2 6.035% 9/25/36	2,337,743	2,367,387
•Series 2006-AR12 2A2 6.109% 9/25/36	1,949,172	1,973,632
•Series 2006-AR19 A1 5.669% 12/25/36	4,000,433	4,011,960
Total Non-Agency Collateralized Mortgage Obligations (cost $257,552,606)		259,529,576
U.S. Treasury Obligations - 7.70%
∞U.S. Treasury Bonds 4.50% 2/15/36	7,000,000	6,601,882
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	8,280,289	7,872,104
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	7,979,770	7,904,338
2.375% 1/15/17	5,248,985	5,328,339
2.375% 1/15/27	2,649,583	2,672,250
2.50% 7/15/16	16,821,927	17,266,800
3.00% 7/15/12	4,896,665	5,134,231
3.625% 1/15/08	2,311,416	2,347,442
U.S. Treasury Notes
4.50% 3/31/09	20,675,000	20,649,176
4.50% 3/31/12	17,955,000	17,930,456
4.625% 2/15/17	10,810,000	10,791,428
^U.S. Treasury Strip 4.103% 11/15/13	9,530,000	7,057,184
Total U.S. Treasury Obligations (cost $110,857,149)		111,555,630
	Number of
	Shares
Warrant - 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0
Total Warrant (cost $370,046)		0

	Principal
	Amount (U.S.$)
Certificate of Deposit - 1.04%
Natixis 5.30% 8/17/07	$15,000,000	15,000,492
Total Certificate of Deposit (cost $15,001,115)		15,000,492

≠ Discounted Commercial Paper - 25.03%
Allianz Finance 5.306% 4/12/07	15,000,000	14,976,006
µAmstel Funding 5.302% 4/17/07	25,000,000	24,941,556
µAquinas Funding 5.311% 6/21/07	10,186,000	10,066,642
Bank of America 5.318% 4/3/07	20,000,000	19,994,222
µBarton Capital 5.297% 4/9/07	25,285,000	25,255,501
BP Capital Markets 5.412% 4/2/07	44,400,000	44,393,327
µChesham Finance 5.412% 4/2/07	40,000,000	39,993,989
µCorporate Receivable Funding
5.297% 4/11/07	17,540,000	17,514,396
5.30% 4/20/07	23,000,000	22,936,271
µFountain Square
5.299% 5/29/07	20,000,000	19,831,478
5.309% 4/17/07	15,000,000	14,964,933
General Electric Capital 5.304% 6/19/07	7,131,000	7,050,194
Koch Resources 5.28% 4/9/07	15,000,000	14,982,500
µSheffield Receivables 5.296% 4/23/07	20,000,000	19,935,589
µSigma Finance 5.31% 6/7/07	14,500,000	14,359,586
Skandinaviska Enskilda Banken 5.347% 8/1/07	7,000,000	6,876,738
Societe Generale 5.382% 4/2/07	15,000,000	14,997,758
µStarbird Funding
5.289% 5/11/07	10,000,000	9,941,667
5.305% 4/20/07	4,782,000	4,768,725
5.313% 6/18/07	15,000,000	14,830,055
Total Discounted Commercial Paper (cost $362,608,854)		362,611,133

Total Value of Securities - 120.56%
(cost $1,738,968,929)		1,746,761,305
Liabilities Net of Receivables and Other Assets (See Notes) - (20.56%)z		(297,897,085)
Net Assets Applicable to 112,892,349 Shares Outstanding - 100.00%		$1,448,864,220

•Variable rate security. The rate shown is the rate as of March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended March 31, 2007.
zOf this amount, $348,113,847 represents payable for securities purchased as of March 31, 2007.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2007, the aggregate amount of fair valued securities equaled $501,047, which represented 0.03% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equaled $501,047, which represented 0.03% of the Fund’s net assets. See Note 4 in “Notes.”
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $162,371,554, which represented 11.21% of the Fund’s net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield as of the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
µAsset-backed commercial paper.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at March 31, 2007:
Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
212 U.S. Treasury 5 year Notes	$22,394,726	$22,428,938	6/30/07	$34,212
748 U.S. Treasury 10 year Notes	81,167,718	80,877,500	6/30/07	(290,218)
(94) U.S. Treasury Long Bond	(10,568,062)	(10,457,500)	6/30/07	110,562
				$(145,444)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Bond Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,739,692,656
Aggregate unrealized appreciation	13,231,107
Aggregate unrealized depreciation	(6,162,459)
Net unrealized appreciation	$ 7,068,648

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $9,444,128 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2014.

3. Futures Contracts
The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Optimum Fixed Income Fund also invests in taxable municipal bonds.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Capital Appreciation Fund

March 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock - 97.09%²
Aerospace & Defense - 2.87%
BAE Systems (Great Britain)	822,639	$7,454,713
Boeing	76,815	6,829,622
		14,284,335
Banking & Finance - 4.56%
American Express	102,540	5,783,256
Chicago Mercantile Exchange Holdings Class A	16,435	8,750,980
Merrill Lynch	100,195	8,182,926
		22,717,162
Cable, Media & Publishing - 4.91%
†Lamar Advertising Class A	181,105	11,404,182
News Corp Class B	311,575	7,624,240
Publishing & Broadcasting (Australia)	339,165	5,447,205
		24,475,627
Computers & Technology - 23.04%
†Apple Computer	216,780	20,141,030
†Ceridian	459,205	15,998,702
†Electronic Arts	139,840	7,042,342
†EMC	588,015	8,144,008
†Google Class A	11,625	5,326,110
†NAVTEQ	444,110	15,321,795
†Research in Motion	56,575	7,721,922
†Yahoo	1,123,075	35,141,017
		114,836,926
Consumer Products - 10.26%
Avon Products	365,055	13,601,949
Colgate-Palmolive	154,060	10,289,667
Procter & Gamble	239,280	15,112,925
Reckitt Benckiser (Great Britain)	232,810	12,126,838
		51,131,379
Electronics & Electrical Equipment - 2.35%
†Cypress Semiconductor	333,655	6,189,300
†SiRF Technology Holdings	198,900	5,521,464
		11,710,764
Energy - 1.00%
EnCana	98,660	4,995,156
		4,995,156
Farming & Agriculture - 3.25%
Monsanto	156,835	8,619,652
†Mosaic	91,520	2,439,923
Potash Corporation Saskatchewan	32,230	5,154,544
		16,214,119
Food, Beverage & Tobacco - 2.67%
Sysco	393,650	13,317,180
		13,317,180
Healthcare & Pharmaceuticals - 26.01%
Allergan	96,000	10,638,720
Beckman Coulter	97,010	6,197,969
†Celgene	184,355	9,671,263
†Coventry Health Care	183,890	10,307,035
†Gilead Sciences	238,885	18,274,703
Merck	179,320	7,920,564
Roche Holding (Switzerland)	169,269	29,948,020
UnitedHealth Group	361,400	19,143,358
†Varian Medical Systems	366,665	17,486,254
		129,587,886
Industrial Machinery - 2.49%
Precision Castparts	57,185	5,950,099
Rockwell Automation	108,045	6,468,654
		12,418,753
Leisure, Lodging & Entertainment - 2.10%
International Game Technology	142,515	5,754,756
†Las Vegas Sands	54,190	4,693,396
		10,448,152
Real Estate - 1.06%
CapitalSource	209,425	5,262,850
		5,262,850
Retail - 4.66%
Nordstrom	134,370	7,113,548
PETsMART	257,740	8,495,110
Staples	295,392	7,632,929
		23,241,587
Telecommunications - 5.86%
†Amdocs	139,585	5,092,061
†Crown Castle International	113,135	3,635,028
QUALCOMM	479,970	20,475,520
		29,202,609
Total Common Stock (cost $412,826,234)		483,844,485
	Principal
	Amount (U.S. $)
≠Commercial Paper - 2.75%
Rabobank 5.37% 4/2/07	$13,700,000	13,697,956
Total Commercial Paper (cost $13,697,956)		13,697,956
Total Value of Securities - 99.84%
(cost $426,524,190)		497,542,441
Receivables and Other Assets Net of Liabilities (See Notes) - 0.16%		774,637
Net Assets Applicable to 23,917,369 Shares Outstanding - 100.00%		$498,317,078

†Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Summary of Abbreviations:
GBP - British Pound Sterling
USD - United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
GBP (250,000)	USD 484,900	6/8/07	$(6,914)
GBP (2,170,000)	USD 4,188,100	10/17/07	(73,505)
			$(80,419)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Capital Appreciation Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$426,553,246
Aggregate unrealized appreciation	74,855,382
Aggregate unrealized depreciation	(3,866,187)
Net unrealized appreciation	$ 70,989,195

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $250,422,780 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $96,553,699 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At March 31, 2007, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Core Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 89.71%
Communications - 1.64%
ALLTEL	9,100	$ 564,200
Verizon Communications	12,050	456,936
		1,021,136
Consumer Non-Durables - 5.27%
Cadbury Schweppes ADR	5,240	269,179
General Mills	7,600	442,472
Heinz (H.J.)	4,105	193,428
Kimberly-Clark	5,100	349,299
PepsiCo	15,750	1,001,070
Procter & Gamble	16,100	1,016,875
		3,272,323
Consumer Services - 6.56%
Disney (Walt)	30,200	1,039,786
†eBay	6,800	225,420
†EchoStar Communications Class A	7,100	308,353
Gannett	3,400	191,386
Marcus	10,200	237,252
McDonald's	8,150	367,158
Meredith	1,730	99,285
Time Warner	60,400	1,191,087
†Viacom Class B	6,362	261,542
Warner Music Group	8,965	152,943
		4,074,212
Electronic Technology - 9.05%
†3Com	74,450	291,100
†Agere Systems	20,100	454,662
†Cisco Systems	55,950	1,428,403
†EMC	60,350	835,848
Intel	4,590	87,807
†Juniper Networks	24,200	476,256
†MEMC Electronic Materials	5,050	305,929
Motorola	20,300	358,701
†OpNext	6,860	101,459
QUALCOMM	15,100	644,166
Raytheon	12,100	634,766
		5,619,097
Energy Minerals - 7.77%
BP ADR	1,850	119,788
Canadian Natural Resources	14,100	778,179
Cimarex Energy	6,850	253,587
Devon Energy	8,100	560,682
EnCana	15,050	761,982
Exxon Mobil	24,400	1,840,979
†Nabors Industries	17,300	513,291
		4,828,488
Finance - 18.92%
AFLAC	10,100	475,306
American Express	20,300	1,144,920
American International Group	7,100	477,262
Bank of America	17,100	872,442
†Berkshire Hathaway Class A	2	217,980
†Berkshire Hathaway Class B	651	2,369,640
Forest City Enterprises	18,300	1,211,094
Goldman Sachs Group	1,215	251,055
Hudson City Bancorp	20,300	277,704
JPMorgan Chase	15,050	728,119
Marsh & McLennan	30,300	887,487
Merrill Lynch	7,150	583,941
Travelers Companies	23,400	1,211,418
Wells Fargo	30,200	1,039,786
		11,748,154
Health Services - 0.86%
UnitedHealth Group	10,075	533,673
		533,673
Health Technology - 5.70%
Abbott Laboratories	1,000	55,800
†Amgen	7,075	395,351
†Genentech	3,100	254,572
Johnson & Johnson	18,650	1,123,849
Lilly (Eli)	10,075	541,128
Pfizer	20,350	514,041
Schering-Plough	9,700	247,447
Wyeth	8,100	405,243
		3,537,431
Industrial Services - 2.08%
Schlumberger	6,150	424,965
Waste Management	25,200	867,132
		1,292,097
Non-Energy Minerals - 1.10%
Alcoa	20,100	681,390
		681,390
Process Industries - 2.68%
Cytec Industries	8,050	452,732
duPont (E.I.) deNemours	13,050	645,062
PPG Industries	8,100	569,511
		1,667,305
Producer Manufacturer - 11.76%
3M	10,050	768,122
General Electric	86,450	3,056,871
Honeywell International	12,200	561,932
Masco	6,100	167,140
Pitney Bowes	12,200	553,758
Tyco International	28,150	888,133
United Technologies	20,175	1,311,375
		7,307,331
Retail Trade - 3.16%
Home Depot	5,800	213,092
Wal-Mart Stores	25,450	1,194,878
Walgreen	12,100	555,269
		1,963,239
Technology Services - 9.40%
Accenture Class A	6,800	262,072
Automatic Data Processing	15,100	730,840
†Google Class A	1,065	487,940
International Business Machines	12,125	1,142,903
Microsoft	66,100	1,842,206
†Oracle	14,800	268,324
†VeriSign	25,225	633,652
†Yahoo	15,050	470,915
		5,838,852
Transportation - 2.38%
Florida East Coast Industries	10,025	628,467
United Parcel Service Class B	12,100	848,210
		1,476,677
Utilities - 1.38%
†Covanta Holding	9,720	215,590
Duke Energy	12,028	244,048
Spectra Energy	15,064	395,731
		855,369
Total Common Stock (cost $51,143,763)		55,716,774
	Principal
	Amount (U.S.$)
^Federal Agency (Discount Note) - 8.57%
Federal Home Loan Bank 5.006% 4/2/07	$5,325,000	5,324,260
Total Federal Agency (Discount Note) (cost $5,324,260)		5,324,260
	Number of
	Shares
Exchange Traded Fund - 0.95%
iShares MSCI Japan Index Fund	40,300	588,783
Total Exchange Traded Fund (cost $541,704)		588,783
Closed-End Fund - 0.65%
Streettracks Gold Trust	6,150	404,424
Total Closed-End Fund (cost $342,923)		404,424
Total Value of Securities - 99.88%
(cost $57,352,650)		62,034,241
Receivables and Other Assets Net of Liabilities (See Notes) - 0.12%		75,316
Net Assets Applicable to 5,290,786 Shares Outstanding - 100.00%		$62,109,557

†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ADR-American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Core Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$57,750,675
Aggregate unrealized appreciation	4,791,387
Aggregate unrealized depreciation	(507,821)
Net unrealized appreciation	4,283,566

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Equity-Income Fund

March 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock - 99.77%
Aerospace & Defense - 1.86%
Raytheon	259,400	$13,608,124
		13,608,124
Automobiles & Automotive Parts - 0.56%
Autoliv	72,300	4,129,053
		4,129,053
Banking - 7.66%
Bank of America	664,800	33,918,096
Hudson City Bancorp	355,300	4,860,504
PNC Financial Services Group	129,800	9,341,706
SunTrust Banks	96,800	8,038,272
		56,158,578
Buildings & Materials - 1.58%
KB HOME	163,700	6,985,079
†Washington Group International	68,800	4,569,696
		11,554,775
Cable, Media & Publishing - 1.96%
Time Warner	726,952	14,335,493
		14,335,493
Chemicals - 0.64%
Ashland	71,700	4,703,520
		4,703,520
Commercial Services - 1.58%
McKesson	197,900	11,585,066
		11,585,066
Computers & Technology - 2.27%
Hewlett-Packard	415,000	16,658,100
		16,658,100
Distribution Services - 0.59%
†Ingram Micro	226,000	4,364,060
		4,364,060
Electronics & Electrical Equipment - 0.95%
†Energizer Holdings	24,200	2,064,986
General Electric	138,130	4,884,277
		6,949,263
Energy - 14.11%
Chevron	126,900	9,385,524
Exxon Mobil	479,600	36,185,819
Marathon Oil	171,900	16,988,877
Pioneer Natural Resources	116,500	5,022,315
Tesoro	141,700	14,230,931
Tidewater	150,400	8,810,432
Valero Energy	198,600	12,807,714
		103,431,612
Environmental Services - 0.75%
Waste Management	160,900	5,536,569
		5,536,569
Financials - 13.20%
Citigroup	393,998	20,227,857
Countrywide Financial	261,804	8,807,087
Fannie Mae	350,000	19,103,000
JPMorgan Chase	465,900	22,540,242
Merrill Lynch	146,700	11,980,989
Morgan Stanley	179,300	14,121,668
		96,780,843
Food, Beverage & Tobacco - 5.90%
Altria Group	233,700	20,521,197
General Mills	71,589	4,167,912
Kroger	366,700	10,359,275
Molson Coors Brewing Class B	86,700	8,203,554
		43,251,938
Healthcare & Pharmaceuticals - 6.84%
Aetna	130,300	5,705,837
†Amgen	32,300	1,804,924
†Biogen Idec	158,900	7,051,982
Pfizer	1,017,800	25,709,628
Procter & Gamble	156,500	9,884,540
		50,156,911
Industrial Machinery - 2.68
†AGCO	151,400	5,597,258
Deere & Co	82,600	8,973,664
†Terex	70,700	5,073,432
		19,644,354
Insurance - 13.96%
ACE Limited	143,800	8,205,228
Ambac Financial Group	84,000	7,256,760
American International Group	118,000	7,931,960
Assurant	97,100	5,207,473
Berkley (W.R.)	168,000	5,564,160
Chubb	284,000	14,674,280
Fidelity National Financial Class A	156,478	3,757,037
Genworth Financial	319,700	11,170,318
Hartford Financial Services	75,800	7,244,964
HCC Insurance Holdings	182,500	5,621,000
Loews	153,000	6,950,790
MBIA	65,000	4,256,850
MetLife	70,900	4,477,335
MGIC Investment	59,000	3,476,280
SAFECO	98,200	6,523,426
		102,317,861
Metals & Mining - 3.56%
Commercial Metals	115,600	3,624,060
Nucor	127,700	8,317,101
United States Steel	142,400	14,121,808
		26,062,969
Retail - 5.10%
Best Buy	71,600	3,488,352
Federated Department Stores	270,200	12,172,510
OfficeMax	150,900	7,958,466
Penney (J.C.)	74,400	6,112,704
TJX	282,536	7,617,171
		37,349,203
Telecommunications - 7.60%
AT&T	931,800	36,740,874
CenturyTel	149,858	6,772,083
Motorola	337,100	5,956,557
†Qwest Communications International	691,300	6,214,787
		55,684,301
Transportation & Shipping - 0.62%
†YRC Worldwide	112,800	4,536,816
		4,536,816
Utilities - 5.80%
†AES	290,800	6,258,016
Centerpoint Energy	277,900	4,985,526
Constellation Energy	104,600	9,094,970
Edison International	184,400	9,059,572
Northeast Utilities	182,100	5,967,417
†NRG Energy	99,000	7,131,960
		42,497,461
Total Common Stock (cost $637,274,042)		731,296,870
Total Value of Securities - 99.77%
(cost $637,274,042)		731,296,870
Receivables and Other Assets Net of Liabilities (See Notes) - 0.23%		1,671,711
Net Assets Applicable to 38,984,181 Shares Outstanding - 100.00%		$732,968,581

†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Equity-Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$642,174,429
Aggregate unrealized appreciation	97,156,491
Aggregate unrealized depreciation	(8,034,050)
Net unrealized appreciation	$ 89,122,441

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund

March 31, 2007

		Number of	Value
		Shares	(U.S.$)
Common Stock- 65.11%❖
Automobiles & Automotive Parts - 2.75%
Bayerische Motoren Werke (Germany)		4,213	$248,924
BorgWarner		25,600	1,930,752
Bridgestone (Japan)		13,500	269,805
Harley-Davidson		18,200	1,069,250
Honda Motor Limited (Japan)		15,400	537,141
Johnson Controls		39,300	3,718,566
Magna International Class A (Canada)		2,200	165,048
Nissan Motor (Japan)		26,900	288,324
NOK (Japan)		7,200	122,510
Toyota Motor (Japan)		10,100	647,133
			8,997,453
Banks - 7.27%
ABN AMRO Holding (Netherlands)		30,649	1,319,166
Alpha Bank (Greece)		3,759	119,009
Banco Santander Central Hispano (Spain)		64,679	1,154,323
Bank of Ireland (Ireland)		31,472	677,778
Bank of Yokohama (Japan)		34,000	253,626
Barclays (United Kingdom)		74,435	1,056,099
City National		10,900	802,240
DEPFA Bank (Germany)		16,180	289,628
Deutsche Postbank (Germany)		6,437	558,926
Fifth Third Bancorp		69,000	2,669,610
Freddie Mac		29,100	1,731,159
IKB Deutsche Industriebank (Germany)		4,549	181,331
Intesa Sanpaolo (Italy)		145,458	1,104,653
KBC Groep (Belgium)		4,863	604,865
National Australia Bank (Australia)		12,981	424,318
National Bank of Greece (Greece)		3,563	188,957
PNC Financial Services Group		30,100	2,166,297
Royal Bank of Scotland Group (United Kingdom)		31,100	1,213,599
Sumitomo Mitsui Financial Group (Japan)		63	572,071
Sumitomo Trust & Banking (Japan)		23,000	239,886
Toronto-Dominion Bank (Canada)		9,800	589,222
UniCredito Italiano (Italy)		50,000	475,897
Wells Fargo		156,900	5,402,067
			23,794,727
Capital Goods - 5.13%
Balfour Beatty (United Kingdom)		16,214	152,115
General Electric		115,200	4,073,473
Illinois Tool Works		64,700	3,338,521
Kubota (Japan)		5,000	306,827
MAN (Germany)		2,365	274,858
Masco		111,900	3,066,060
Mitsubishi (Japan)		20,000	464,208
Northrop Grumman		20,100	1,491,822
NTN (Japan)		20,000	173,123
PACCAR		27,400	2,011,160
Sandvik (Sweden)		24,800	440,384
Siemens (Germany)		2,542	271,692
SMC (Japan)		1,800	241,507
Wolseley (United Kingdom)		20,275	475,586
			16,781,336
Commercial Services & Supplies - 0.13%
†Experian Group (Ireland)		27,075	311,419
Rentokil Initial (United Kingdom)		36,682	117,841
			429,260
Consumer Durables & Apparel - 1.00%
†Coach		21,900	1,096,095
Fortune Brands		19,400	1,529,109
Funai Electric (Japan)		1,700	162,303
Koninklijke Philips (Netherlands)		8,997	343,613
Yue Yuen Industrial Holdings (Hong Kong)		41,500	140,750
			3,271,870
Consumer Services - 0.99%
Block (H&R)		12,000	252,480
Carnival		6,832	329,118
Carnival (United Kingdom)		56,500	2,647,590
			3,229,188
Diversified Financials - 6.94%
Aiful (Japan)		5,000	154,878
Bank of New York		9,100	369,005
Citigroup		135,900	6,977,105
†Contifinancial Corporation Liquidating Trust		168,500	2,949
Credit Suisse Group (Switzerland)		17,146	1,230,358
ING Groep (Netherlands)		13,991	591,535
JPMorgan Chase		66,100	3,197,918
Mellon Financial		78,000	3,364,920
Morgan Stanley		81,600	6,426,815
Nomura Holdings (Japan)		12,300	256,261
Takefuji (Japan)		4,100	164,578
			22,736,322
Energy - 3.90%
BP (United Kingdom)		154,047	1,673,340
Chevron		14,000	1,035,440
ENSCO International		30,600	1,664,640
EOG Resources		20,800	1,483,872
Exxon Mobil		22,700	1,712,715
GlobalSantaFe		29,800	1,838,065
Halliburton		47,300	1,501,302
†Statoil (Norway)		17,600	479,213
Total (France)		19,443	1,362,280
			12,750,867
Food & Staples Retailing - 1.71%
Aeon (Japan)		14,200	283,193
Costco Wholesale		42,800	2,304,351
Metro (Germany)		4,126	292,452
Sysco		64,200	2,171,886
Tesco (United Kingdom)		63,339	554,032
			5,605,914
Food, Beverage & Tobacco - 1.63%
Anheuser-Busch		24,200	1,221,132
Asahi Breweries (Japan)		20,800	333,619
†Aurora Foods		708	6
Cadbury Schweppes (United Kingdom)		21,779	279,647
†Constellation Brands Class A		58,700	1,243,267
†Cott (Canada)		10,300	136,667
Diageo (United Kingdom)		38,958	788,867
Gallaher Group (United Kingdom)		25,301	564,105
Japan Tobacco (Japan)		51	250,596
Nestle (Switzerland)		1,315	512,116
			5,330,022
Health Care Equipment & Services - 1.92%
†Medco Health Solutions		26,200	1,900,286
Medtronic		41,200	2,021,272
Straumann Holding (Switzerland)		841	241,185
UnitedHealth Group		40,100	2,124,097
			6,286,840
Household & Personal Products - 0.06%
Henkel KGAA (Germany)		1,249	184,750
			184,750

Insurance - 2.99%
Aegon (Netherlands)		25,900	516,210
Allianz (Germany)		5,511	1,133,728
Allstate		27,100	1,627,626
American International Group		16,600	1,115,852
AXA (France)		22,357	947,934
Hartford Financial Services		18,700	1,787,346
Manulife Financial (Canada)		7,400	254,443
Mitsui Sumitomo Insurance (Japan)		40,000	502,058
Muenchener Rueckversicherungs (Germany)		1,044	176,072
Prudential (United Kingdom)		52,368	739,916
QBE Insurance Group (Australia)		27,714	707,234
Sompo Japan Insurance (Japan)		21,500	268,031
			9,776,450
Materials - 0.87%
Alcan (Canada)		5,100	265,822
Clariant (Switzerland)		9,967	171,010
CRH (Ireland)		8,968	383,357
Holcim (Switzerland)		4,428	443,456
Nitto Denko (Japan)		7,500	351,975
Rio Tinto (United Kingdom)		5,017	286,210
Shin-Etsu Chemical (Japan)		5,200	317,291
Solvay (Belgium)		1,438	220,986
Stora Enso (Finland)		22,690	394,036
			2,834,143
Media - 2.72%
British Sky Broadcasting Group (United Kingdom)		23,935	265,882
Donnelley (R.H.)		22,748	1,612,606
McGraw-Hill Companies		17,100	1,075,248
News Class A		59,600	1,377,952
Omnicom Group		24,800	2,539,024
Reed Elsevier (Netherlands)		19,379	342,750
†Viacom Class B		33,800	1,389,518
WPP Group (United Kingdom)		20,388	308,928
			8,911,908
Pharmaceuticals, Biotechnology & Life Sciences - 6.52%
Allergan		32,300	3,579,486
AstraZeneca (United Kingdom)		3,144	169,150
Bristol-Myers Squibb		77,100	2,140,296
†Cephalon		9,700	690,737
†Genzyme		44,500	2,670,890
GlaxoSmithKline (United Kingdom)		10,637	292,420
Johnson & Johnson		34,400	2,072,944
Merck & Co.		50,900	2,248,253
†Millennium Pharmaceuticals		56,800	645,248
Novartis (Switzerland)		15,061	863,851
Novo Nordisk Class B (Denmark)		2,850	260,078
Roche Holding (Switzerland)		5,503	973,622
Sanofi-Aventis (France)		4,320	375,684
Tanabe Seiyaku (Japan)		8,000	108,830
†Waters		11,500	667,000
Wyeth		71,900	3,597,157
			21,355,646
Real Estate - 0.15%
Mitsui Fudosan (Japan)		9,000	264,267
Sun Hung Kai Properties (Hong Kong)		19,000	219,825
			484,092
Retail - 1.81%
†Amazon.com		30,700	1,221,553
†Chico's FAS		43,500	1,062,705
Esprit Holdings (Hong Kong)		26,500	310,837
Home Depot		63,000	2,314,621
†Home Retail Group (United Kingdom)		11,099	96,920
Kesa Electricals (United Kingdom)		34,954	233,350
Kingfisher (United Kingdom)		75,780	415,309
Yamada Denki (Japan)		3,030	282,339
			5,937,634
Semiconductors & Semiconductor Equipment - 3.08%
Analog Devices		57,900	1,996,971
†ASML Holding (Netherlands)		15,911	393,000
Intel		154,700	2,959,411
Linear Technology		38,100	1,203,579
National Semiconductor		51,700	1,248,038
Rohm Limited (Japan)		4,000	362,880
STMicrolectronics (France)		10,925	210,302
Xilinx		66,400	1,708,472
			10,082,653
Software & Services - 3.55%
†BEA Systems		59,600	690,764
†McAfee		30,300	881,124
Microsoft		197,600	5,507,112
†Red Hat		42,400	972,232
SAP (Germany)		4,460	199,053
†Symantec		121,006	2,093,404
†Yahoo		40,800	1,276,632
			11,620,321
Technology Hardware & Equipment - 0.79%
Canon (Japan)		9,750	523,762
†Dell		47,400	1,100,154
Ericsson LM Class B (Sweden)		114,000	419,562
Hoya (Japan)		7,300	242,228
Nokia (Finland)		13,718	315,743
			2,601,449
Telecommunications - 3.18%
AT&T		68,700	2,708,842
Embarq		8,901	501,571
France Telecom (France)		37,343	986,219
KDDI (Japan)		33	263,529
NTT DoCoMo (Japan)		184	340,408
Royal Koninkijke KPN (Netherlands)		27,905	434,649
Singapore Telecommunications (Singapore)		25,000	54,050
Sprint Nextel		177,324	3,362,064
Telekom Austria (Austria)		10,364	259,035
Telenor (Norway)		12,700	225,655
†USA Mobility		4	80
Vodafone Group (United Kingdom)		482,993	1,287,870
			10,423,972
Transportation & Shipping - 2.42%
Burlington Northern Santa Fe		40,600	3,265,458
Canadian Pacific Railway (Canada)		8,500	478,153
East Japan Railway (Japan)		44	342,784
FedEx		25,000	2,685,750
Qantas Airways (Australia)		182,485	775,155
TNT (Netherlands)		8,118	372,289
			7,919,589
Utilities - 3.60%
American Electric Power		34,500	1,681,875
E.ON AG (Germany)		2,559	346,015
Exelon		70,000	4,809,700
NiSource		41,200	1,006,928
Northeast Utilities		18,000	589,860
Pepco Holdings		27,000	783,540
Scottish & Southern Energy (United Kingdom)		11,071	335,941
Sempra Energy		32,800	2,001,128
Tokyo Gas (Japan)		41,000	228,599
			11,783,586
Total Common Stock (cost $170,208,329)			213,129,992
¤Affiliated Investment Companies- 5.22%
UBS Emerging Markets Equity Relationship Fund		487,732	14,195,101
UBS High Yield Relationship Fund		133,232	2,878,042
Total Affiliated Investment Companies (cost $9,610,475)			17,073,143
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations- 0.57%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41		141	146
Series 2002-T19 A1 6.50% 7/25/42		427,706	438,032
•Fannie Mae Whole Loan Series 2004-W1 3A 5.919% 1/25/43		353,185	357,750
Freddie Mac
6.00% 8/15/30		62,407	62,511
6.00% 9/15/32		1,000,000	1,019,797
Total Agency Collateralized Mortgage Obligations (cost $1,872,068)			1,878,236
Agency Mortgage-Backed Securities- 3.74%
Fannie Mae
6.00% 11/1/36		1,265,117	1,269,757
7.00% 1/1/34		67,365	69,429
•Fannie Mae ARM
4.641% 2/1/34		411,723	410,957
4.914% 2/1/35		670,886	668,648
5.007% 6/1/35		423,081	423,542
6.00% 5/1/35		592,216	590,658
Fannie Mae S.F. 15 yr
5.50% 11/1/16		421,276	423,715
5.50% 3/1/20		716,791	720,320
Fannie Mae S.F. 20 yr
5.50% 12/1/23		383,079	382,007
5.50% 4/1/24		657,713	655,484
Fannie Mae S.F. 30 yr
5.50% 6/1/33		808,929	802,351
5.50% 7/1/33		836,810	829,953
6.00% 1/1/33		817,444	829,729
6.50% 3/1/29		648,186	668,779
6.50% 12/1/29		714,525	737,242
Freddie Mac S. F. 15 yr
5.50% 12/1/18		296,607	297,956
5.50% 5/1/20		731,769	733,569
Freddie Mac S.F. 20 yr 5.50% 5/1/23		841,659	840,179
Freddie Mac S.F. 30 yr 6.50% 11/1/28		655,168	675,796
•GNMA II ARM 6.125% 12/20/29		79,421	80,446
GNMA S.F. 30 yr 6.50% 8/15/27		144,145	148,153
Total Agency Mortgage-Backed Securities (cost $12,405,196)			12,258,670
Agency Obligations- 1.48%
Fannie Mae
4.25% 8/15/10		640,000	629,524
4.375% 3/15/13		1,990,000	1,940,200
6.07% 5/12/16		460,000	463,007
6.25% 2/1/11		535,000	561,700
6.625% 11/15/30		320,000	378,412
Freddie Mac
5.375% 12/27/11		550,000	549,856
5.75% 6/27/16		320,000	332,635
Total Agency Obligations (cost $4,814,239)			4,855,334
Commercial Mortgage-Backed Securities- 1.32%
Banc of America Commercial Mortgage
Series 2006-6 A2 5.309% 12/10/16		1,000,000	1,005,979
Series 2006-6 A4 5.356% 10/10/45		325,000	324,461
DLJ Commercial Mortgage Series 1999-CG1 A1A 6.08% 3/10/32		497	497
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29		65,555	65,621
#G-Force CDO Series 2006-1A A3 144A 5.60% 9/27/46		475,000	476,335
GMAC Commercial Mortgage Securities Series 1997-C2 A3 6.566% 4/15/29		29,659	29,713
•#Goldman Sachs Mortgage Securities II 144A
Series 2006-CC1 A 5.394% 3/21/46		725,000	719,410
Series 2006-RR2 A1 144A 5.816% 7/23/46		725,000	737,029
#Mach One Trust Commercial Mortgage-Backed Series 2004-1 A1 144A 3.89% 5/28/40		192,680	148,223
Morgan Stanley Dean Witter Capital Series 2000-LIFE A2 7.57% 11/15/36		272,477	286,191
PNC Mortgage Acceptance Series 2000-C1 A2 7.61% 2/15/10		509,082	533,977
Total Commercial Mortgage-Backed Securities (cost $4,369,994)			4,327,436
≠Commercial Paper- 2.89%
Falcon Asset Securitization 5.276% 4/3/07		2,110,000	2,109,383
Grampian Fundings 5.292% 4/23/07		2,000,000	1,993,559
Thunder Bay Funding Inc 5.283% 4/5/07		3,000,000	2,998,247
Variable Funding Capital Corp 5.281% 4/3/07		1,255,000	2,354,307
Total Commercial Paper (cost $9,455,496)			9,455,496

Corporate Bonds- 3.25%
Automobiles & Automotive Parts - 0.50%
DaimlerChrysler 4.05% 6/4/08		415,000	408,886
Ford Motor Credit 5.80% 1/12/09		1,070,000	1,050,046
GMAC 6.875% 9/15/11		185,000	185,354
			1,644,286
Banks - 0.87%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	37,853
#Bank of America 144A 5.42% 3/15/17		100,000	99,150
Bank One 7.875% 8/1/10		145,000	157,033
Citigroup
5.00% 9/15/14		186,000	181,863
5.50% 11/18/15	GBP	115,000	223,395
5.625% 8/27/12		290,000	295,594
Credit Suisse First Boston USA 6.50% 1/15/12		120,000	126,276
JPMorgan Chase 6.75% 2/1/11		75,000	78,937
Lehman Brother Holdings 5.25% 2/6/12		160,000	160,022
Lloyds TSB Bank (United Kingdom) 6.625% 3/30/15	GBP	110,000	229,451
Rentenbank (Germany) 6.00% 9/15/09	AUD	320,000	255,813
Royal Bank of Scotland (United Kingdom)
9.118% 3/31/49		40,000	44,235
9.625% 6/22/15	GBP	90,000	222,157
US Bank National Association 6.375% 8/1/11		50,000	52,405
Wachovia Bank 7.80% 8/18/10		120,000	129,198
Washington Mutual 5.50% 1/15/13		365,000	364,698
Wells Fargo 6.375% 8/1/11		175,000	183,385
			2,841,465
Beverage/Bottling - 0.03%
Coors Brewing 6.375% 5/15/12		25,000	26,058
#SABMiller 144A (United Kingdom) 6.50% 7/1/16		70,000	74,101
			100,159
Brokerage - 0.21%
Goldman Sachs Group 6.875% 1/15/11		235,000	248,651
KFW (Germany) 4.75% 12/7/10	GBP	110,000	210,590
Morgan Stanley 6.75% 4/15/11		220,000	232,893
			692,134
Chemicals - 0.03%
ICI Wilmington 4.375% 12/1/08		80,000	78,849
			78,849
Consumer Products - 0.08%
Avon Products 7.15% 11/15/09		75,000	78,715
Fortune Brands 5.375% 1/15/16		200,000	192,533
			271,248
Energy - 0.07%
Anadarko Finance (Canada) 6.75% 5/1/11		50,000	52,558
Devon Financing 6.875% 9/30/11		150,000	159,727
			212,285
Environmental Services - 0.01%
Waste Management 7.375% 8/1/10		40,000	42,585
			42,585
Financials - 0.46%
American General Finance 5.375% 10/1/12		65,000	65,367
Capital One Financial 5.50% 6/1/15		130,000	128,419
Countrywide Home Loans 3.25% 5/21/08		85,000	83,090
General Electric Capital
6.00% 6/15/12		400,000	416,077
6.75% 3/15/32		100,000	113,665
HSBC Finance 6.75% 5/15/11		125,000	131,799
International Lease Finance 3.50% 4/1/09		150,000	145,544
Residential Capital
6.125% 11/21/08		185,000	184,976
6.375% 6/30/10		240,000	240,109
			1,509,046
Food - 0.03%
ConAgra Foods 6.75% 9/15/11		2,000	2,115
Kraft Foods 5.625% 11/1/11		90,000	91,188
			93,303
Gas Pipelines - 0.10%
Duke Capital 5.668% 8/15/14		65,000	64,414
Kinder Morgan Energy Partners
5.125% 11/15/14		110,000	106,548
5.80% 3/15/35		175,000	161,941
			332,903
Machinery - 0.02%
John Deere Capital 7.00% 3/15/12		50,000	54,100
			54,100
Media - 0.16%
Comcast Cable Communications 6.75% 1/30/11		340,000	358,336
Time Warner 6.875% 5/1/12		145,000	154,680
			513,016
Pharmaceuticals - 0.17%
Abbott Labs 5.60% 5/15/11		150,000	153,105
Allergan 5.75% 4/1/16		175,000	179,004
Bristol-Myers Squibb 5.875% 11/15/36		130,000	127,841
Teva Pharmaceuticals 5.55% 2/1/16		65,000	63,906
Wyeth 5.50% 3/15/13		40,000	40,392
			564,248
Railroads - 0.03%
Norfolk Southern 5.257% 9/17/14		105,000	102,608
			102,608
Real Estate - 0.04%
Prologis 5.625% 11/15/15		135,000	136,316
			136,316
Technology/Software - 0.01%
Computer Sciences 3.50% 4/15/08		50,000	48,829
			48,829
Telecommunications - 0.25%
AT&T 8.50% 11/15/31		60,000	74,370
BellSouth 6.55% 6/15/34		45,000	46,414
New Cingular Wireless Services 8.75% 3/1/31		55,000	71,151
Sprint Capital 8.75% 3/15/32		200,000	236,561
Telecom Italia Capital (Luxembourg) 5.25% 11/15/13		290,000	281,554
Verizon 6.875% 4/1/12		105,000	110,928
			820,978
Transportation & Shipping - 0.02%
# ERAC USA Finance 144A 8.00% 1/15/11		50,000	54,654
			54,654
Utilities - 0.16%
Dominion Resources 5.95% 6/15/35		110,000	107,261
Exelon Generation Company 5.35% 1/15/14		95,000	92,234
Pacific Gas & Electric 6.05% 3/1/34		60,000	60,346
PPL Capital Funding 4.33% 3/1/09		50,000	48,949
PSEG Power 6.95% 6/1/12		160,000	171,066
Xcel Energy 7.00% 12/1/10		55,000	58,416
			538,272
Total Corporate Bonds (cost $10,624,662)			10,651,284
Foreign Agencies- 0.03%
Mexico - 0.03%
Pemex Project Funding Master Trust 8.00% 11/15/11		80,000	88,600
Total Foreign Agencies (cost $88,031)			88,600

Non-Agency Asset-Backed Securities- 1.06%
American Express Canada Series 2007-3 B 5.50% 9/15/16		1,000,000	1,000,000
•Capital One Multi-Asset Execution Trust Series 2007-C2 C2 5.62% 11/15/14		1,000,000	999,990
Conseco Finance Securitizations Series 2000-5 A5 7.70% 2/1/32		541,842	541,242
•#Countrywide Asset-Backed Certificates 144A
Series 2003-SD3 A1 5.74% 12/25/32		1,315	1,318
Series 2004-SD1 A1 5.66% 6/25/33		12,891	12,929
•Granite Mortgage Series 2003-1 1C 6.808% 1/20/43		750,000	759,389
•#Paragon Mortgages Series 7A B1A (United Kingdom) 144A 6.11% 5/15/43		170,000	170,182
Total Non-Agency Asset-Backed Securities (cost $3,496,234)			3,485,050
Non-Agency Collateralized Mortgage-Backed Obligations- 2.36%
Countrywide Alternative Loan Trust Series 2006-5T2 A3 6.00% 4/25/36		503,245	508,027
GSR Mortgage Loan Trust Series 2005-4F 3A1 6.50% 4/25/20		305,783	316,166
•Indymac Index Mortgage Loan Trust Series 2005-AR27 3A3 5.578% 12/25/35		1,075,000	1,080,516
JP Morgan Alternative Loan Trust
•Series 2006-A4 A7 6.30% 9/25/36		700,000	718,127
Series 2006-S1 1A19 6.50% 3/25/36		495,793	504,509
Lehman XS Trust Series 2005-8 2A3 6.00% 12/25/35		1,000,000	996,943
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-2 4A 5.796% 5/25/36		1,245,896	1,253,931
Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4 6.00% 6/25/36		316,367	319,653
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 3/25/36		625,000	629,037
◆Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-5 1A3 6.00% 7/25/36		454,607	456,649
◆•Washington Mutual Series 2002-AR17 1A 6.183% 11/25/42		446,670	448,620
Wells Fargo Mortgage Backed Securities Trust Series 2006-10 A19 6.00% 8/25/36		480,722	479,784

Total Non-Agency Collateralized Mortgage-Backed Obligations (cost $7,640,319)			7,711,962
Sovereign Agencies- 0.16%
Development Bank of Japan 1.70% 9/20/22	JPY	22,000,000	180,728
Egypt Government AID 4.45% 9/15/15		350,000	338,617
Total Sovereign Agencies (cost $517,077)			519,345
Sovereign Debt- 6.32%
Austria - 0.37%
Republic of Austria
5.00% 1/15/08	EUR	590,000	793,715
5.25% 1/4/11	EUR	300,000	417,289
			1,211,004
Belgium - 0.17%
Kingdom of Belgium 5.75% 3/28/08	EUR	410,000	556,333
			556,333
Canada - 0.21%
Government of Canada 6.00% 6/1/11	CAD	720,000	670,917
			670,917
France - 0.97%
French Treasury Note 3.50% 7/12/09	EUR	449,000	593,143
Government of France
3.75% 4/25/21	EUR	465,000	591,617
4.75% 4/25/35	EUR	353,000	506,345
5.50% 4/25/07	EUR	120,000	160,439
5.50% 4/25/10	EUR	405,000	563,566
5.50% 4/25/29	EUR	480,000	750,563
			3,165,673
Germany - 2.33%
Bundesobligation 3.50% 10/10/08	EUR	315,000	417,596
Bundesrepublik Deutschland
3.75% 1/4/09	EUR	300,000	398,993
3.75% 1/4/17	EUR	465,000	605,771
4.50% 7/4/09	EUR	1,441,000	1,944,434
4.75% 7/4/34	EUR	585,000	842,827
5.00% 7/4/12	EUR	445,000	621,317
5.25% 7/4/10	EUR	590,000	817,087
6.25% 1/4/24	EUR	230,000	381,397
6.50% 7/4/27	EUR	475,000	825,346
Bundesschatzanweisungen 2.25% 9/14/07		580,000	769,038
			7,623,806
Italy - 0.30%
Italy Buoni Poliennali Del Tesoro
4.50% 5/1/09	EUR	450,000	606,711
5.25% 8/1/11	EUR	280,000	391,577
			998,288
Japan - 1.21%
Japan Government 5 Year Bond
0.30% 9/20/07	JPY	138,000,000	1,168,899
0.30% 3/20/08	JPY	105,000,000	888,205
Japan Government 10 Year Bond 1.30% 6/20/11	JPY	60,000,000	513,742
Japan Government 30 Year Bond 2.30% 6/20/35	JPY	20,000,000	168,859
Japanese Government CPI Linked Bond
0.50% 12/10/14	JPY	87,912,000	716,367
1.00% 6/10/16	JPY	60,120,000	501,633
			3,957,705
Netherlands - 0.19%
Netherlands Government
4.00% 1/15/37	EUR	245,000	312,499
5.00% 7/15/11	EUR	230,000	318,782
			631,281
Sweden - 0.06%
Kingdom of Sweden 6.75% 5/5/14	SEK	1,215,000	203,834
			203,834
United Kingdom - 0.51%
U.K. Treasury
4.75% 9/7/15	GBP	340,000	656,818
4.75% 3/7/20	GBP	290,000	566,581
8.00% 6/7/21	GBP	175,000	454,353
			1,677,752
Total Sovereign Debt (cost $20,052,931)			20,696,593
Supranational Bank- 0.10%
European Investment Bank 5.75% 9/15/09	AUD	400,000	318,680
Total Supranational Bank (cost $296,878)			318,680
U.S. Treasury Obligations- 6.11%
^U S Treasury Bill 5.035% 5/31/07		2,595,000	2,574,204
U.S. Treasury Bonds
4.50% 2/15/36		1,970,000	1,857,958
6.25% 8/15/23		1,205,000	1,383,774
8.125% 8/15/21		760,000	1,011,631
8.75% 5/15/17		500,000	661,133
U.S. Treasury Notes
3.875% 2/15/13		680,000	657,023
4.625% 10/31/11		765,000	767,749
4.75% 12/31/08		6,775,000	6,786,119

5.125% 5/15/16		4,155,000	4,297,342
Total U.S. Treasury Obligations (cost $19,933,041)			19,996,933

		Number of
		Shares
Exchange-Traded Fund- 0.10%
iShares MSCI EAFE Index Fund		4,300	328,305
Total Exchange-Traded Fund (cost $318,916)			328,305

Warrants- 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	-
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10		30	-
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	-
†#Startec Global 144A, exercise price $24.20, expiration date 5/15/08		40	-
†US Airways, exercise price $10.00, expiration date 1/1/10		8	-

Total Warrants (cost $3,520)	-
Total Value of Securities - 99.82%
(cost $275,707,406)			326,775,059
Receivables and Other Assets Net of Liabilities (See Notes) - 0.18%∆			576,479
Net Assets Applicable to 20,731,358 Shares Outstanding - 100.00%			$327,351,538

ºPrincipal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Francs
EUR - European Monetary Unit
GBP - British Pounds Sterling
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollars
USD - United States Dollar

❖Securities have been classified by type of business.
†Non-income producing security for the period ended March 31, 2007.
¤Considered an affiliated company. See Note 2 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $2,493,331, which represented 0.76% of the Fund’s net assets. See Note 6 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
@Illiquid security. At March 31, 2007, the aggregate amount of illiquid securities equals $0, which represented 0.00% of the Fund's net assets. See Note 6 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.
∆Includes $1,077,000 cash pledged as collateral for futures contracts.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
CDO - Collateralized Debt Obligation
CPI - Consumer Price Index
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
S.F. - Single Family
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (4,160,000)	JPY 389,147,200	5/29/07	$(30,635)
AUD 1,695,000	USD (1,298,624)	5/29/07	70,258
CAD (2,890,000)	USD 2,534,865	5/29/07	27,295
CAD 780,000	USD (661,533)	5/29/07	15,251
CHF (260,000)	USD 213,412	4/02/07	(564)
CHF 15,060,000	USD (12,346,894)	5/29/07	111,640
EUR (4,955,000)	CHF 7,932,336	5/29/07	(73,351)
EUR (5,185,000)	JPY 810,270,320	5/29/07	(11,955)
EUR 70,000	USD (93,338)	4/02/07	176
EUR (17,550,000)	USD 22,673,021	5/29/07	(828,939)
EUR 3,880,000	USD (5,076,495)	5/29/07	119,380
GBP (7,815,000)	USD 14,831,346	5/29/07	(543,846)
GBP 805,000	USD (1,583,837)	5/29/07	(84)
JPY 285,500,000	USD (2,393,779)	5/29/07	48,546
PY 2,638,000,000	USD (22,887,782	5/29/07	(320,868)
SEK 116,820,000	USD (16,697,278)	5/29/07	89,014
SGD 5,860,000	USD (3,735,801)	5/29/07	80,543
			$ (1,248,139)

Futures Contracts2
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
18 Amsterdam Index Futures	$2,314,075	$2,458,632	4/20/07	$144,557
(13) DAX Index Futures	(2,913,442)	(3,025,600)	6/15/07	(112,158)
54 New Financial Times Stock
Exchange 100 Index Futures	6,543,801	6,722,254	6/15/07	178,453
(22) NIKKEI 225 Index Futures	(3,186,914)	(3, 231,806)	6/08/07	(44,892)
(12) S&P/Toronto Stock Exchange
60 Index	(1,534,415)	(1,571,869)	6/14/07	(37,454)
(11) SPI 200 Index Futures	(1,262,480)	(1,342,580)	6/30/07	(80,100)
				$48,406

The use of foreign exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 4 in “Notes.”
2 See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Global Asset Allocation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.   Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$276,020,817
Aggregate unrealized appreciation	53,916,770
Aggregate unrealized depreciation	(3,162,528)
Net unrealized appreciation	$ 50,754,242

4. Foreign Currency Exchange Contracts - The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedules of Investments.

5. Futures Contracts - The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedules of Investments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth Fund

March 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock - 98.78%
Commercial Services - 2.13%
Manpower	6,900	$509,013
Omnicom Group	6,800	696,184
		1,205,197
Consumer Durables - 0.97%
Harley-Davidson	9,400	552,250
		552,250
Consumer Non-Durables - 2.02%
Cabot	12,200	582,306
International Flavors & Fragrances	11,900	561,918
		1,144,224
Consumer Services - 4.47%
†DIRECTV Group	28,500	657,495
Disney (Walt)	22,100	760,903
†ITT Educational Services	7,100	578,579
Meredith	9,400	539,466
		2,536,443
Distribution Services - 2.61%
AmerisourceBergen Class A	7,495	395,361
†Avnet	15,400	556,556
McKesson	8,970	525,104
		1,477,021
Electronic Technology - 15.47%
†Agilent Technologies	13,255	446,561
Applied Materials	41,600	762,112
†Cadence Design Systems	26,860	565,672
†Cisco Systems	68,775	1,755,826
Hewlett-Packard	27,000	1,083,780
†Integrated Device Technology	33,500	516,570
†Lexmark International Class A	9,500	555,370
Lockheed Martin	8,520	826,610
†NCR	8,315	397,208
†Novellus Systems	18,500	592,370
†NVIDIA	1,900	54,682
Raytheon	12,100	634,766
†Synopsys	21,890	574,175
		8,765,702
Energy Minerals - 4.32%
Exxon Mobil	10,200	769,590
Frontier Oil	16,400	535,296
Holly	10,400	616,720
Tesoro	5,270	529,266
		2,450,872
Financials - 5.76%
AMBAC Financial Group	4,500	388,755
†CB Richard Ellis Group Class A	18,000	615,240
†CNA Financial	13,600	586,024
Goldman Sachs Group	4,975	1,027,984
Morgan Stanley	8,200	645,832
		3,263,835

Health Services - 6.38%
Aetna	15,100	661,229
†Humana	10,720	621,974
†Laboratory Corporation of America Holdings	8,800	639,144
UnitedHealth Group	17,700	937,569
†WellPoint	9,300	754,230
		3,614,146
Health Technology - 9.83%
†Biogen Idec	12,600	559,188
†Forest Laboratories	13,600	699,584
Johnson & Johnson	1,880	113,289
†Kinetic Concepts	11,600	587,424
†Medco Health Solutions	9,400	681,782
Merck	9,400	415,198
Pfizer	9,815	247,927
Schering-Plough	35,100	895,401
†Waters	11,100	643,800
†Zimmer Holdings	8,500	725,985
		5,569,578
Industrial Services - 0.57%
†Quanta Services	12,900	325,338
		325,338
Non-Energy Minerals - 1.92%
Nucor	7,390	481,311
Southern Copper	8,500	609,110
		1,090,421
Process Industries - 3.19%
†Crown Holdings	26,000	635,960
†Pactiv	18,200	614,068
Sealed Air	17,600	556,160
		1,806,188
Producer Manufacturer - 9.00%
Avery Dennison	5,300	340,578
Cummins	3,750	542,700
†Energizer Holdings	6,900	588,777
General Electric	9,245	326,903
Honeywell International	14,900	686,294
Manitowoc	8,300	527,299
†Mettler-Toledo International	7,100	635,947
Steelcase Class A	28,680	570,445
†Terex	5,300	380,328
Toro	9,800	502,152
		5,101,423
Retail Trade - 14.94%
American Eagle Outfitters	19,750	592,303
†AutoZone	4,700	602,258
†Coach	9,200	460,460
†Dollar Tree Stores	16,000	611,840
Family Dollar Stores	19,200	568,704
†Kohl's	10,300	789,084
Kroger	21,800	615,850
Men's Wearhouse	10,400	489,320
Nordstrom	12,700	672,338
Penney (J.C.)	8,230	676,177
RadioShack	22,400	605,472
Ross Stores	18,300	629,520
Sherwin-Williams	8,900	587,756
TJX	21,100	568,856
		8,469,938
Technology Services - 13.21%
†BEA Systems	38,660	448,069
†BMC Software	19,730	607,487
†Compuware	34,370	326,171
†Convergys	21,800	553,938
Electronic Data Systems	23,100	639,408
International Business Machines	16,900	1,592,994
†McAfee	19,900	578,692
Microsoft	36,815	1,026,034
†Oracle	57,600	1,044,288
Paychex	3,700	140,119
Total System Services	16,700	531,895
		7,489,095
Transportation - 1.99%
†AMR	18,555	565,000
†Continental Airlines Class B	15,500	564,045
		1,129,045
Total Common Stock (cost $49,606,087)		55,990,716
Short-Term Investments - 2.21%
¤Merrill Lynch Money Market Fund	1,252,154	1,252,154
Total Short-Term Investments (cost $1,252,154)		1,252,154
Total Value of Securities - 100.99%
(cost $50,858,241)		57,242,870
Liabilities Net of Receivables and Other Assets (See Notes) - (0.99%)		(563,628)
Net Assets Applicable to 4,396,142 Shares Outstanding - 100.00%		$56,679,242

¤Considered an affiliated company. See Note 2 in “Notes.”
†Non-income producing security for the period ended March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees.

3. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$50,975,960
Aggregate unrealized appreciation	6,597,847
Aggregate unrealized depreciation	(330,938)
Net unrealized appreciation	$ 6,266,90

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $1,150,209 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $64,073 expires in 2013 and $1,086,136 expires in 2014.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth and Income Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 99.61%
Basic Materials - 5.04%
Dow Chemical	441,000	$20,224,260
duPont (E.I.) deNemours	335,000	16,559,050
Freeport-McMoRan Copper & Gold Class B	197,100	13,046,049
Lubrizol	313,300	16,144,349
Steel Dynamics	241,700	10,441,440
United States Steel	219,300	21,747,981
		98,163,129
Business Services - 1.39%
Manpower	111,100	8,195,847
Republic Services Class A	481,450	13,393,939
Robert Half International	145,700	5,392,357
		26,982,143
Capital Goods - 10.64%
†AGCO	264,800	9,789,656
Caterpillar	397,900	26,671,237
Deere & Co	147,500	16,024,400
DRS Technologies	135,600	7,074,252
General Electric	933,000	32,990,880
Goodrich	386,800	19,912,464
†Grant Prideco	439,300	21,894,712
Northrop Grumman	252,200	18,718,284
Textron	234,700	21,076,060
†Thomas & Betts	186,700	9,114,694
United Technologies	367,100	23,861,500
		207,128,139
Communication Services - 2.88%
AT&T	318,800	12,570,284
Embarq	139,200	7,843,920
†Qwest Communications International	976,000	8,774,240
Verizon Communications	711,200	26,968,704
		56,157,148
Consumer Discretionary - 5.13%
Abercrombie & Fitch Class A	212,600	16,089,568
Best Buy	370,400	18,045,888
†Coach	317,200	15,875,860
Federated Department Stores	433,000	19,506,650
NIKE Class B	134,200	14,260,092
Phillips-Van Heusen	180,100	10,589,880
Wal-Mart Stores	119,100	5,591,745
		99,959,683
Consumer Services - 2.36%
Host Hotels & Resorts	385,600	10,145,136
Marriott International Class A	307,000	15,030,720
McDonald's	460,300	20,736,515
		45,912,371
Consumer Staples - 6.64%
Altria Group	121,400	10,660,134
CVS	569,700	19,449,558
Fortune Brands	183,600	14,471,352
Kellogg	147,000	7,560,210
PepsiCo	477,700	30,362,612
Procter & Gamble	740,200	46,751,032
		129,254,898
Credit Cyclicals - 0.51%
†Jarden	257,800	9,873,740
		9,873,740
Energy - 8.15%
Chevron	204,800	15,147,008
ConocoPhillips	495,100	33,840,085
EOG Resources	174,200	12,427,428
Exxon Mobil	620,900	46,846,905
†National Oilwell Varco	201,700	15,690,243
Occidental Petroleum	366,900	18,091,839
St. Mary Land & Exploration	161,000	5,905,480
Tidewater	182,500	10,690,850
		158,639,838
Financials - 22.90%
†Affiliated Managers Group	108,300	11,734,305
AFLAC	268,600	12,640,316
Allstate	231,200	13,885,872
American International Group	507,800	34,134,316
Bank of America	820,700	41,872,114
Bear Stearns	84,100	12,644,435
Berkley (W.R.)	349,900	11,588,688
Capital One Financial	236,100	17,816,106
CIT Group	287,100	15,193,332
Citigroup	895,900	45,995,505
Everest Re Group	95,900	9,222,703
Freddie Mac	219,700	13,069,953
Hanover Insurance Group	162,000	7,471,440
JPMorgan Chase	700,000	33,866,000
Mellon Financial	382,600	16,505,364
MetLife	205,000	12,945,750
Morgan Stanley	288,600	22,730,136
PMI Group	264,900	11,978,778
Prudential Financial	199,800	18,033,948
U.S. Bancorp	576,200	20,149,714
UnitedHealth Group	485,800	25,732,826
Washington Mutual	454,000	18,332,520
†WellPoint	228,000	18,490,800
		446,034,921
Health Care - 11.15%
Abbott Laboratories	201,300	11,232,540
†Amgen	390,200	21,804,376
†Cytyc	286,000	9,784,060
†Express Scripts Class A	214,700	17,330,584
†Genentech	193,400	15,882,008
†Gen-Probe	180,800	8,512,064
†Gilead Sciences	208,800	15,973,200
Johnson & Johnson	564,400	34,010,744
Medtronic	415,300	20,374,618
Pfizer	1,007,700	25,454,502
Quest Diagnostics	160,500	8,004,135
†Vertex Pharmaceuticals	168,400	4,721,936
Wyeth	479,600	23,994,388
		217,079,155
Media - 3.66%
CBS Class B	562,700	17,212,993
†Comcast Class A	457,150	11,863,043
†Comcast Special Class A	236,700	6,028,749
Disney (Walt)	488,800	16,829,384
Time Warner	985,000	19,424,200
		71,358,369
Real Estate - 1.13%
Developers Diversified Realty	174,000	10,944,600
ProLogis	170,600	11,077,058
		22,021,658
Technology - 15.73%
Applied Materials	891,600	16,334,112
†BEA Systems	455,100	5,274,609
†Cisco Systems	1,284,500	32,793,285
†Corning	745,100	16,943,574
†Digital River	95,400	5,270,850
†EMC	998,700	13,831,995
†Google Class A	43,100	19,746,696
Hewlett-Packard	725,200	29,109,528
Intel	1,518,300	29,045,079
International Business Machines	359,000	33,839,340
Microsoft	1,656,200	46,158,294
Motorola	916,100	16,187,487
QUALCOMM	506,400	21,603,024
Texas Instruments	674,700	20,308,470
		306,446,343
Transportation - 0.71%
Norfolk Southern	274,800	13,904,880
		13,904,880
Utilities - 1.59%
†Dynegy	71,659	663,562
Exelon	185,800	12,766,318
PPL	429,500	17,566,550
		30,996,430
Total Common Stock (cost $1,347,635,041)		1,939,912,845
	Principal
	Amount
	(U.S. $)
≠Commercial Paper - 0.64%
Chesham Finance 5.414% 4/2/07	$10,000,000	9,998,498
Societe Generale North America 5.378% 4/2/07	2,540,000	2,539,620
Total Commercial Paper (cost $12,538,118)		12,538,118
Total Value of Securities - 100.25%
(cost $1,360,173,159)		1,952,450,963
Liabilities Net of Receivables and Other Assets (See Notes) - (0.25%)		(4,830,032)
Net Assets Applicable to 54,679,684 Shares Outstanding - 100.00%		$1,947,620,931

†Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Growth and Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$1,366,788,668
Aggregate unrealized appreciation	600,640,454
Aggregate unrealized depreciation	(14,978,159)
Net unrealized appreciation	$ 585,662,295

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $37,835,529 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2010.

Table of  Contents
Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Growth Opportunities Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 83.33%
Apparel - 2.12%
†Carter's	6,000	$152,040
		152,040
Business Services - 1.92%
†Copart	3,500	98,035
Macquarie Infrastructure	1,000	39,300
		137,335
Chemicals - 0.74%
†Symyx Technologies	3,000	53,160
		53,160
Communications - 5.33%
†Emdeon	6,500	98,345
†Equinix	1,550	132,727
†SBA Communications Class A	5,120	151,296
		382,368
Computers & Technology - 0.44%
FactSet Research Systems	500	31,425
		31,425
Consumer Products - 1.83%
Church & Dwight	2,600	130,910
		130,910
Distribution Services - 1.58%
†Beacon Roofing Supply	3,695	59,785
Pool	1,500	53,700
		113,485
Education - 1.84%
DeVry	4,500	132,075
		132,075
Energy & Energy Services - 5.68%
†Encore Acquisition	2,800	67,732
†FMC Technologies	1,900	132,544
Helmerich & Payne	3,000	91,020
†SunPower Class A	2,200	100,100
†Whiting Petroleum	400	15,764
		407,160
Financial Services-Asset Management - 3.63%
Cohen & Steers	2,860	123,209
Eaton Vance	3,000	106,920
GAMCO Investors Class A	700	30,331
		260,460
Financial Services -Brokerage & Exchanges - 4.00%
Evercore Partners Class A	1,100	34,309
International Securities Exchange Holdings Class A	1,700	82,960
Jefferies Group	4,800	138,960
†Thomas Weisel Partners Group	1,600	30,432
		286,661
Financial Services-Community Banks - 4.93%
Cathay General Bancorp	1,800	61,164
Center Financial	1,400	27,678
Central Pacific Financial	900	32,913
First Republic Bank	1,600	85,920
Frontier Financial	1,200	29,940
UCBH Holdings	3,200	59,584
†Western Alliance Bancorp	1,800	55,872
		353,071
Financial Services-Miscellaneous - 2.80%
National Financial Partners	2,390	112,115
†CB Richard Ellis Group Class A	2,600	88,868
		200,983
Gaming Services - 1.31%
†Scientific Games Class A	2,860	93,894
		93,894
Health Care Products - 2.86%
†Edwards Lifesciences	3,000	152,100
†PSS World Medical	2,500	52,850
		204,950
Health Care Services - 4.74%
†AMERIGROUP	1,000	30,400
†Healthways	700	32,725
Manor Care	1,800	97,848
†Nighthawk Radiology Holdings	3,500	63,665
†VCA Antech	2,000	72,620
†Wellcare Health Plans	500	42,625
		339,883
Media - 1.41%
†CheckFree	1,500	55,635
†NetFlix	1,970	45,684
		101,319
Non-Energy Minerals - 0.62%
Eagle Materials	1,000	44,630
		44,630
Real Estate - 0.94%
†CoStar Group	1,500	67,020
		67,020
Real Estate-Home Building - 2.08%
Brookfield Homes	1,300	41,730
†Hovnanian Enterprises Class A	1,600	40,256
MDC Holdings	1,400	67,298
		149,284
Real Estate -REITs - 2.78%
†Alexander's	200	82,340
CBRE Realty Finance	4,000	52,920
Douglas Emmett	2,500	63,825
		199,085
Recreation & Resorts - 11.64%
Ameristar Casinos	3,100	99,541
Boyd Gaming	1,800	85,752
Choice Hotels International	2,200	77,946
Four Seasons Hotels	1,300	104,390
†Gaylord Entertainment	1,200	63,444
†Isle of Capri Casinos	3,200	81,984
†National CineMedia	3,000	80,100
†Penn National Gaming	3,000	127,259
†Pinnacle Entertainment	1,800	52,326
Station Casinos	710	61,465
		834,207
Restaurants - 4.00%
†California Pizza Kitchen	1,000	32,890
†Cheesecake Factory	3,500	93,275
†Panera Bread Class A	1,500	88,590
†Peet's Coffee & Tea	2,600	71,812
		286,567

Retail-Specialty Stores - 6.77%
†CarMax	2,200	53,988
†Dick's Sporting Goods	2,300	133,998
†J Crew Group	2,400	96,408
†Select Comfort	5,000	89,000
†Under Armour Class A	600	30,780
United Auto Group	4,000	81,200
		485,374
Transportation - 3.31%
Aircastle	1,800	63,684
American Railcar Industries	1,800	53,658
Florida East Coast Industries	1,200	75,228
UTi Worldwide	1,810	44,490
		237,060
Utility Services - 4.03%
ITC Holdings	4,000	173,160
Southern Union	3,800	115,482
		288,642
Total Common Stock (cost $5,478,655)		5,973,048
	Principal
	Amount
	(U.S.$)
^Discount Note- 16.60%
Fannie Mae 5.006% 4/2/07	$1,190,000	1,189,835

Total Discount Note (cost $1,189,835)		1,189,835
Total Value of Securities - 99.93%
(cost $6,668,490)		7,162,883
Receivables and Other Assets Net of Liabilities (See Notes) - 0.07%		5,185
Net Assets Applicable to 515,831 Shares Outstanding - 100.00%		$7,168,068

†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

REITs - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Growth Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,689,370
Aggregate unrealized appreciation	695,267
Aggregate unrealized depreciation	(221,754)
Net unrealized appreciation	$ 473,513

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $22,110 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-International Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 98.19%∆
Australia - 10.82%
Amcor	1,751,278	$10,698,041
Coles Group	606,043	7,968,178
Foster's Group	4,382,926	24,291,644
National Australia Bank	864,765	28,267,127
Telstra	7,926,693	29,886,850
Wesfarmers	329,909	10,076,584
		111,188,424
Belgium - 2.27%
Fortis	510,872	23,326,085
		23,326,085
Finland - 1.53%
UPM-Kymmene	617,744	15,736,818
		15,736,818
France - 13.90%
Carrefour	256,260	18,742,289
Cie de Saint-Gobain	217,665	21,275,479
France Telecom	677,513	17,892,952
Renault	243,320	28,457,167
Societe Generale	154,240	26,655,589
†Suez Strip	63,068	842
Total	426,821	29,905,356
		142,929,674
Germany - 5.89%
Bayer	391,777	25,011,150
Deutsche Telekom	465,260	7,688,172
RWE	263,768	27,906,475
		60,605,797
Hong Kong - 2.33%
Hong Kong Electric Holdings	2,667,000	13,687,426
Wharf Holdings	2,759,000	10,240,097
		23,927,523
Italy - 5.46%
Intesa Sanpaolo	4,573,065	34,729,260
UniCredito Italiano	2,249,358	21,409,235
		56,138,495
Japan - 14.14%
Astellas Pharma	203,200	8,760,179
Canon	519,900	27,928,593
Kao	476,000	13,936,432
KDDI	2,217	17,704,386
Millea Holdings	521,100	19,281,158
Takeda Pharmaceutical	384,800	25,242,950
Toyota Motor	353,800	22,668,894
West Japan Railway	2,126	9,814,941
		145,337,533
Netherlands - 4.67%
ING Groep	639,505	27,038,049
Reed Elsevier	1,183,510	20,932,332
		47,970,381

New Zealand - 1.05%
Telecom Corporation of New Zealand	3,185,139	10,762,188
		10,762,188
Singapore - 1.70%
Jardine Matheson Holdings	336,000	7,089,600
Oversea-Chinese Banking	1,746,400	10,360,293
		17,449,893
South Africa - 1.00%
Sasol	308,357	10,288,485
		10,288,485
Spain - 7.19%
Banco Santander Central Hispanoamericano	1,077,790	19,235,271
Iberdrola	424,368	20,062,308
Telefonica	1,570,614	34,618,727
		73,916,306
Taiwan - 1.59%
Chunghwa Telecom ADR	591,162	11,775,947
Taiwan Semiconductor Manufacturing ADR	428,100	4,602,075
		16,378,022
United Kingdom - 24.65%
Alliance Boots	937,329	18,943,250
Aviva	601,620	8,867,395
BG Group	1,510,375	21,801,024
BP	2,117,845	23,005,159
Compass Group	1,430,972	9,574,190
GKN	1,591,083	11,952,641
GlaxoSmithKline	1,131,063	31,093,901
HBOS	1,477,839	30,448,493
Lloyds TSB Group	1,906,437	21,027,617
Royal Bank of Scotland Group	632,948	24,699,191
Royal Dutch Shell Class A	646,254	21,496,130
Unilever	1,011,419	30,491,717
		253,400,708
Total Common Stock (cost $661,207,339)		1,009,356,332
	Principal
	Amount (U.S. $)
≠Commercial Paper - 1.12%
Chesham Finance 5.426% 4/2/07	$11,545,000	11,543,262
Total Commercial Paper (cost $11,543,262)		11,543,262
Total Value of Securities - 99.31%
(cost $672,750,601)		1,020,899,594
Receivables and Other Assets Net of Liabilities (See Notes) - 0.69%		7,055,063
Net Assets Applicable to 43,608,944 Shares Outstanding - 100.00%		$1,027,954,657

∆Securities have been classified by country of origin.
†Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR - American Depositary Receipts
GBP - British Pound Sterling
USD - United States Dollar

The following foreign currency exchange contracts were outstanding at March 31, 2007:

Foreign Currency Exchange Contracts1

Contracts to			Unrealized
Deliver	In Exchange For	Settlement Date	Depreciation
GBP (32,792,500)	USD 64,156,533	4/26/07	$(370,645)
			$(370,645)

1See Note 3 in “Notes.”

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - International Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$673,083,119
Aggregate unrealized appreciation	350,421,156
Aggregate unrealized depreciation	(2,604,681)
Net unrealized appreciation	$347,816,475

3. Foreign Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts do not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedules of Investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Table of  Contents

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Managed Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock- 67.27%
Basic Materials - 3.56%
†AK Steel Holding	13,100	$306,409
†Century Aluminum	11,600	543,808
Chaparral Steel	4,500	261,765
Chesapeake	14,900	224,990
Cytec Industries	6,400	359,936
Dow Chemical	64,200	2,944,212
duPont (E.I.) deNemours	49,200	2,431,956
Ferro	22,900	494,869
Freeport-McMoRan Copper & Gold	29,100	1,926,129
Georgia Gulf	10,100	163,721
†Lone Star Technologies	6,300	415,989
Lubrizol	45,600	2,349,768
†PolyOne	55,000	335,500
†Rockwood Holdings	8,200	226,976
Steel Dynamics	35,600	1,537,920
United States Steel	33,400	3,312,278
Wausau Paper	20,600	295,816
Worthington Industries	13,600	279,888
		18,411,930
Business Services - 1.59%
Administaff	8,300	292,160
†Armor Holdings	6,800	457,844
†FTI Consulting	11,700	393,003
†Harris Interactive	60,200	363,006
Healthcare Services Group	16,200	464,130
†Kforce	25,600	352,512
†Labor Ready	17,500	332,325
Manpower	16,400	1,209,828
McGrath RentCorp	13,200	418,044
Republic Services	71,400	1,986,348
Robert Half International	22,100	817,921
†TeleTech Holdings	11,500	421,935
UniFirst	6,200	237,894
†United Stationers	7,500	449,400
		8,196,350
Capital Goods - 7.11%
AAON	7,000	182,910
Acuity Brands	8,000	435,520
†AGCO	39,300	1,452,921
Applied Industrial Technologies	13,200	323,796
Barnes Group	16,000	368,160
Caterpillar	60,200	4,035,206
†Columbus McKinnon	14,000	313,460
Crane	6,800	274,856
Deere & Co.	22,600	2,455,264
DRS Technologies	26,700	1,392,939
General Electric	138,500	4,897,360
†Genlyte Group	6,600	465,630
Goodrich	57,300	2,949,804
†Grant Prideco	67,000	3,339,280
†Innovative Solutions & Support	12,000	303,840
Insteel Industries	12,600	211,554
†Kadant	13,600	344,896
Lawson Products	8,200	310,616
Lincoln Electric Holdings	7,500	446,700
LSI Industries	16,500	276,210
Lufkin Industries	7,500	421,350
Northrop Grumman	37,100	2,753,562
†Rofin-Sinar Technologies	6,900	408,342
Textron	34,600	3,107,080
†Thomas & Betts	27,700	1,352,314
United Technologies	54,500	3,542,500
†URS	9,400	400,346
		36,766,416
Communication Services - 1.14%
AT&T	47,300	1,865,039
Verizon Communications	105,900	4,015,728
		5,880,767
Consumer Discretionary - 3.69%
Abercrombie & Fitch Class A	31,700	2,399,056
†Aeropostale	11,400	458,622
Best Buy	54,700	2,664,984
†Charlotte Russe Holding	12,100	349,327
†Charming Shoppes	33,300	431,235
†Coach	47,300	2,367,365
Federated Department Stores	64,100	2,887,705
†Guitar Center	5,800	261,696
†Jos A Bank Clothiers	11,000	388,850
NIKE Class B	20,300	2,157,078
Phillips-Van Heusen	35,900	2,110,920
†Quiksilver	30,600	354,960
Stage Stores	20,200	470,862
Stride Rite	22,800	350,892
†True Religion Apparel	15,200	246,848
Wal-Mart Stores	17,700	831,015
†Wet Seal Class A	51,500	337,325
		19,068,740
Consumer Services - 1.73%
†Buffalo Wild Wings	7,200	458,640
CKE Restaurants	21,800	411,148
Host Hotels & Resorts	57,500	1,512,825
IHOP	6,900	404,685
Marriott International Class A	44,000	2,154,240
McDonald's	68,200	3,072,410
†National CineMedia	7,600	202,920
†Papa John's International	13,600	399,840
†Shuffle Master	18,600	339,450
		8,956,158
Consumer Staples - 3.90%
Altria Group	17,800	1,563,018
Casey's General Stores	16,500	412,665
CVS	83,800	2,860,932
Fortune Brands	26,900	2,120,258
Kellogg	21,300	1,095,459
Longs Drug Stores	8,200	423,448
Nu Skin Enterprises Class A	15,700	259,364
PepsiCo	70,900	4,506,404
Procter & Gamble	109,900	6,941,284
		20,182,832
Credit Cyclicals - 0.41%
†Jarden	38,200	1,463,060
†Tenneco	12,600	320,796
†Williams Scotsman International	17,200	338,152
		2,122,008
Energy - 5.10%
Chevron	30,400	2,248,384
ConocoPhillips	73,400	5,016,890
EOG Resources	25,900	1,847,706
Exxon Mobil	93,400	7,047,030
†Hercules Offshore	14,000	367,640
†National Oilwell Varco	30,000	2,333,700
Occidental Petroleum	54,000	2,662,740
†Oil States International	10,400	333,736
Penn Virginia	5,600	411,040
†PetroHawk Energy Corp	28,300	372,711
†Petroquest Energy	25,300	295,757
St Mary Land & Exploration	30,200	1,107,736
Tidewater	25,800	1,511,364
†Universal Compression Holdings	7,100	480,528
World Fuel Services	7,100	328,446
		26,365,408
Financials - 14.48%
ADVANTA Class B	11,200	491,008
†Affiliated Managers Group	15,200	1,646,920
AFLAC	39,900	1,877,694
Allstate	34,000	2,042,040
American International Group	74,600	5,014,612
Bancfirst	7,200	333,720
Bank of America	121,200	6,183,624
BankUnited Financial Class A	20,200	428,442
Bear Stearns	12,600	1,894,410
Berkley (W.R.)	51,700	1,712,304
Capital One Financial	34,600	2,610,916
Center Financial	16,300	322,251
CIT Group	42,600	2,254,392
Citigroup	134,900	6,925,765
Citizens Bank	17,067	378,205
City Bank	8,300	266,513
City Holding	11,500	465,175
†CompuCredit	12,100	377,762
†Cowen Group	13,500	224,640
Dime Community Bancshares	22,900	302,967
†Employers Holdings	13,650	273,273
Everest Re Group	13,900	1,336,763
FBL Financial Group Class A	10,100	395,213
First Place Financial	17,000	364,650
†FirstFed Financial	7,000	397,810
Freddie Mac	32,600	1,939,374
Greater Bay Bancorp	15,000	403,350
Hanover Insurance Group	23,800	1,097,656
JPMorgan Chase	102,900	4,978,302
Kansas City Life Insurance	2,400	108,000
MainSource Financial Group	14,440	245,191
Mellon Financial	56,300	2,428,782
MetLife	30,600	1,932,390
Morgan Stanley	43,000	3,386,680
Ohio Casualty	15,700	470,215
PMI Group	39,200	1,772,624
Presidential Life	6,700	132,124
Prudential Financial	29,700	2,680,722
RLI	8,600	472,398
South Financial Group	10,100	249,672
TierOne	15,200	411,008
†Triad Guaranty	8,000	331,280
Trustmark	10,800	302,832
U.S. Bancorp	85,000	2,972,450
†United America Indemnity Class A	13,500	313,200
UnitedHealth Group	72,000	3,813,840
Waddell & Reed Financial Class A	17,800	415,096
Washington Mutual	68,300	2,757,954
†WellPoint	33,700	2,733,070
		74,869,279
Health Care - 7.65%
Abbott Laboratories	29,900	1,668,420
†Align Technology	11,900	188,734
†Alkermes	23,100	356,664
†Amgen	57,900	3,235,452
†Applera - Celera Genomics	27,000	383,400
†Bio-Rad Laboratories Class A	5,300	370,152
†Candela	21,100	240,962
†Cardiome Pharma	16,700	169,505
†Cytyc	42,500	1,453,925
†Digene	5,500	233,255
†Express Scripts Class A	31,800	2,566,896
†Genentech	28,700	2,356,844
†Gen-Probe	33,200	1,563,056
†Geron	34,400	240,800
†Gilead Sciences	29,800	2,279,700
†Healthways	9,500	444,125
Johnson & Johnson	82,800	4,989,528
†Medarex	29,800	385,612
Medtronic	61,600	3,022,096
Mentor	8,300	381,800
†MGI PHARMA	22,400	503,328
†Noven Pharmaceuticals	12,300	285,360
†Panacos Pharmaceutic	47,800	221,314
Pfizer	148,400	3,748,584
PolyMedica	7,000	296,310
†Progenics Pharmaceuticals	10,200	241,536
†Psychiatric Solutions	8,500	342,635
Quest Diagnostics	23,800	1,186,906
†Res-Care	21,100	369,250
†Sciele Pharma	17,300	409,664
†Techne	4,600	262,660
†Telik	35,400	192,222
†United Therapeutics	7,200	387,216
†Vertex Pharmaceuticals	25,000	701,000
Vital Signs	6,000	311,880
Wyeth	71,200	3,562,136
		39,552,927
Media - 2.18%
CBS Class B	83,400	2,551,206
†Comcast Class A	67,650	1,755,518
†Comcast Special Class A	33,900	863,433
Disney (Walt)	70,700	2,434,201
Entercom Communications Class A	10,000	281,800
†Gemstar-TV Guide International	1,004	4,207
infoUSA	31,400	302,068
†Scholastic	6,700	208,370
Time Warner	145,000	2,859,399
		11,260,202
Real Estate - 1.34%
Developers Diversified Realty	26,400	1,660,560
Equity Inns	27,100	443,898
First Industrial Realty Trust	10,400	471,120
First Potomac Realty Trust	12,200	348,554
Home Properties	6,700	353,827
Maguire Properties	7,500	266,700
Nationwide Health Properties	16,600	518,916
Pennsylvania Real Estate Investment Trust	10,600	469,898
ProLogis	24,200	1,571,306
Senior Housing Properties Trust	18,600	444,540
Sovran Self Storage	7,000	387,870
		6,937,189
Technology - 11.69%
†Anixter International	6,900	454,986
Applied Materials	130,300	2,387,096
†Aspen Technology	31,100	404,300
†BEA Systems	86,800	1,006,012
†Blackboard	6,200	208,506
†Cisco Systems	188,300	4,807,299
†Corning	110,800	2,519,592
†Covansys	10,700	264,076
†Cymer	8,300	344,865
†Digital River	21,100	1,165,775
†Dionex	6,200	422,282
†Dobson Communications	47,200	405,448
†EarthLink	29,600	217,560
Embarq	20,700	1,166,445
†EMC	144,800	2,005,480
†FormFactor	7,400	331,150
†Google Class A	6,400	2,932,224
†Harris Stratex Networks Class A	13,025	249,950
Hewlett-Packard	107,400	4,311,036
Intel	228,200	4,365,466
International Business Machines	52,900	4,986,354
†j2 Global Communications	13,800	382,536
†Kulicke & Soffa Industries	30,800	284,900
†Lawson Software	45,800	370,522
Microsoft	244,400	6,811,428
†MIPS Technologies	38,700	345,591
Motorola	137,400	2,427,858
†MTC Technologies	10,600	222,918
†NETGEAR	15,900	453,627
†OmniVision Technologies	20,800	269,568
†ON Semiconductor	35,000	312,200
†Palm	14,500	262,885
†Photronics	21,600	335,880
†Progress Software	13,200	411,840
QUALCOMM	76,100	3,246,426
Quality Systems	5,900	236,000
†Qwest Communications International	145,100	1,304,449
†RadiSys	18,500	302,290
†Secure Computing	29,600	227,920
†SI International	10,200	292,842
†Smith Micro Software	24,900	463,887
†Spansion Class A	20,300	247,457
†SPSS	12,100	436,810
†Synaptics	13,900	355,562
†Tekelec	25,600	381,696
†Tessera Technologies	8,300	329,842
Texas Instruments	102,600	3,088,260
TheStreet.com	21,300	260,925
†TTM Technologies	18,500	176,490
United Online	18,700	262,361
†Universal Electronics	11,700	325,962
†Viasat	12,600	415,422
†Wind River Systems	20,300	201,782
		60,404,038
Transportation - 0.67%
Arkansas Best	7,000	248,850
†Bristow Group	8,900	324,405
†HUB Group Class A	15,500	449,345
Norfolk Southern	40,200	2,034,120
Pacer International	14,100	379,854
		3,436,574
Utilities - 1.03%
Black Hills	9,800	360,346
Exelon	27,600	1,896,396
Otter Tail	13,200	451,968
PPL	63,700	2,605,330
		5,314,040
Total Common Stock (cost $246,556,216)		347,724,858
	Principal
	Amount (U.S.$)
Agency Collateralized Mortgage Obligations- 1.03%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	$132,886	143,175
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	193,556	189,780
Series 2005-110 MB 5.50% 9/25/35	500,000	504,060
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	290,120	297,915
Freddie Mac
Series 2662 MA 4.50% 10/15/31	372,324	366,006
Series 2872 GC 5.00% 11/15/29	410,000	403,891
Series 2890 PC 5.00% 7/15/30	575,000	565,474
Series 2915 KP 5.00% 11/15/29	340,000	334,989
Series 3005 ED 5.00% 7/15/25	500,000	477,894
Series 3022 MB 5.00% 12/15/28	615,000	609,590
Series 3063 PC 5.00% 2/15/29	550,000	544,728
•◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	235,434	241,247
Series T-60 1A4C 5.395% 3/25/44	365,000	364,291
Government National Mortgage Association Series 2002-61 BA 4.648% 3/16/26	267,382	264,877
Total Agency Collateralized Mortgage Obligations (cost $5,352,004)		5,307,917

Agency Mortgage-Backed Securities- 6.05%
Fannie Mae 6.50% 8/1/17	184,030	188,144
Fannie Mae Relocation 15 yr 4.00% 9/1/20	800,150	754,354
Fannie Mae Relocation 30 yr
4.00% 3/1/35	425,535	391,778
5.00% 1/1/34	212,452	207,129
5.00% 10/1/35	213,099	207,591
5.00% 2/1/36	754,611	734,351
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/37	830,000	803,544
6.00% 4/1/22	1,610,000	1,636,665
Fannie Mae S.F. 30 yr
5.50% 3/1/29	453,355	450,845
5.50% 4/1/29	298,592	296,938
7.50% 6/1/31	58,297	61,015
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/37	6,860,000	6,628,475
5.50% 4/1/37	10,870,000	10,757,910
6.00% 4/1/37	2,650,000	2,669,048
6.50% 4/1/37	1,245,000	1,270,288
7.00% 4/1/37	390,000	402,309
•Freddie Mac ARM 5.734% 4/1/34	147,283	150,332
Freddie Mac Relocation 30 yr 5.00% 9/1/33	500,914	490,158
Freddie Mac S.F. 15 yr 4.00% 2/1/14	194,872	189,356
Freddie Mac S.F. 30 yr 7.00% 11/1/33	10,356	10,758
Freddie Mac S.F. 30 yr TBA 6.00% 4/1/37	835,000	841,784
Governmental National Mortgage Association S.F. 30 yr TBA
5.50% 4/1/37	825,000	820,618
6.00% 1/1/37	825,000	835,828
Governmental National Mortgage Association I S.F. 30 yr
7.00% 12/15/34	406,210	427,926
7.50% 1/15/32	29,206	30,494
Total Agency Mortgage-Backed Securities (cost $31,335,775)		31,257,638

Agency Obligations- 0.55%
Fannie Mae
4.75% 3/12/10	295,000	294,822
^5.386% 10/9/19	1,460,000	733,559
Federal Home Loan Bank 4.25% 9/14/07	1,740,000	1,732,454
Freddie Mac 4.75% 1/19/16	105,000	103,442
Total Agency Obligations (cost $2,867,820)		2,864,277

Commercial Mortgage-Backed Securities- 2.21%
Banc of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	705,000	730,875
Series 2006-4 A4 5.634% 7/10/46	60,000	61,101
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	465,000	464,955
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	302,415	313,379
Series 2006-C7 A2 5.69% 6/10/46	290,000	295,358
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	160,000	162,398
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	225,000	223,531
Series 2006-1A B 5.362% 11/15/36	190,000	190,428
GE Capital Commercial Mortgage Trust Series 2002-1A A3 6.269% 12/10/35	120,000	125,559
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	1,065,000	1,068,066
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	740,000	750,279
•#Series 2006-RR2 A1 144A 5.674% 6/23/46	340,000	345,641
•#Series 2006-RR3 A1S 144A 5.760% 7/18/56	850,000	858,117
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	313,051
Series 2003-C1 A2 4.985% 1/12/37	580,000	574,022
•Series 2006-LDP7 AJ 6.066% 4/15/45	110,000	114,041
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	730,000	732,964
Series 2007-CB18 A4 5.44% 6/12/47	585,000	587,101
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	511,539
#Merrill Lynch Mortgage Trust 144A
Series 2002-MW1 J 5.695% 7/12/34	275,000	271,541
Series 2005-GGP1 E 4.33% 11/15/10	100,000	99,221
Series 2005-GGP1 F 4.35% 11/15/10	100,000	99,221
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48	565,000	563,533
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	146,676
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.55% 2/15/33	100,000	106,742
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	467,329	453,200
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	395,000	386,382
Series 2006-1 B 5.588% 2/15/36	160,000	161,302
Series 2006-1 C 5.707% 2/15/36	240,000	242,115
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	480,000	485,755
Total Commercial Mortgage-Backed Securities (cost $11,461,654)		11,438,093

Corporate Bonds- 10.57%
Banking - 1.93%
•BAC Capital Trust XIV 5.63% 12/31/49	315,000	315,473
Citigroup 6.125% 8/25/36	320,000	326,138
First Union Institutional Capital II 7.85% 1/1/27	415,000	431,308
HSBC Holdings 6.50% 5/2/36	345,000	365,858
JPMorgan Chase Capital XX 6.55% 9/29/36	300,000	298,977
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	155,000	171,935
Marshall & Ilsley 3.95% 8/14/09	690,000	675,132
•#Mizuho JGB Investment 144A 9.87% 12/29/49	375,000	394,800
Montpelier Re Holdings 6.125% 8/15/13	510,000	503,475
•MUFG Capital Finance 1 6.346% 7/29/49	285,000	291,626
Popular North America
4.25% 4/1/08	440,000	433,752
•5.76% 4/6/09	255,000	256,385
Popular North America Capital Trust I 6.564% 9/15/34	170,000	168,879
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	290,000	282,550
•RBS Capital Trust I 4.709% 12/29/49	585,000	559,743
•#Resona Bank 144A 5.85% 9/29/49	450,000	448,578
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	750,000	793,430
•#Shinsei Finance II 144A 7.16% 7/29/49	115,000	118,666
•#Societe Generale 144A 5.922% 12/31/49	100,000	100,126
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	700,000	690,664
SunTrust Capital II 7.90% 6/15/27	400,000	416,238
•UBS Preferred Funding Trust V 6.243% 5/29/49	400,000	413,670
•#Vneshtorgbank 144A 5.96% 8/1/08	185,000	185,324
#Wachovia Capital Trust I 144A 7.64% 1/15/27	520,000	540,197
•Wachovia Capital Trust III 5.80% 3/15/42	205,000	207,626
•XL Capital 6.50% 12/31/49	620,000	602,434
		9,992,984
Basic Industry - 0.32%
Alcoa
5.55% 2/1/17	120,000	119,405
5.90% 2/1/27	135,000	132,130
5.95% 2/1/37	275,000	268,777
Freeport McMoRan Copper & Gold 8.375% 4/1/17	170,000	184,238
Lubrizol 4.625% 10/1/09	190,000	187,810
Newmont Gold 8.91% 1/5/09	38,639	40,246
#Stora Enso Oyj 144A 7.25% 4/15/36	245,000	257,401
Vale Overseas
6.25% 1/23/17	210,000	215,031
6.875% 11/21/36	225,000	233,480
		1,638,518
Brokerage - 0.36%
•Ameriprise Financial 7.518% 6/1/66	585,000	632,462
E Trade Financial 8.00% 6/15/11	105,000	111,038
Goldman Sachs Group 6.345% 2/15/34	170,000	168,468
LaBranche & Co. 9.50% 5/15/09	180,000	189,900
Merrill Lynch
6.11% 1/29/37	190,000	184,818
6.22% 9/15/26	130,000	130,662
Nuveen Investments 5.00% 9/15/10	455,000	450,948
		1,868,296
Capital Goods - 0.32%
Caterpillar 6.05% 8/15/36	200,000	204,852
General Electric 5.00% 2/1/13	465,000	462,056
Honeywell International
5.70% 3/15/36	210,000	205,192
5.70% 3/15/37	290,000	281,683
•Masco 5.655% 3/12/10	255,000	255,168
#Siemens Finance 144A 6.125% 8/17/26	255,000	260,187
		1,669,138
Communications - 1.18%
AT&T
7.30% 11/15/11	380,000	412,916
8.00% 11/15/31	210,000	260,295
BellSouth 4.20% 9/15/09	200,000	195,952
British Telecommunications 9.125% 12/15/30	235,000	323,589
☆CCH I Holdings 13.50% 1/15/14	210,000	213,150
Citizens Communications 9.25% 5/15/11	305,000	341,600
Comcast
•5.66% 7/14/09	200,000	200,403
6.45% 3/15/37	165,000	165,735
6.50% 11/15/35	200,000	202,171
Cox Communications 4.625% 1/15/10	250,000	246,778
Embarq 6.738% 6/1/13	260,000	268,759
Nextel Communications 6.875% 10/31/13	445,000	456,328
Sprint Capital 7.625% 1/30/11	385,000	414,268
Telecom Italia Capital 7.20% 7/18/36	315,000	328,974
Telefonica Emisones
5.984% 6/20/11	180,000	184,685
6.421% 6/20/16	150,000	156,831
7.045% 6/20/36	110,000	117,845
Time Warner 5.50% 11/15/11	225,000	227,044
Time Warner Entertainment 8.375% 3/15/23	125,000	148,104
Triton PCS 8.50% 6/1/13	200,000	207,000
Verizon Communications 6.25% 4/1/37	580,000	576,415
Viacom 5.75% 4/30/11	270,000	273,952
Vodafone Group 6.15% 2/27/37	140,000	135,605
Windstream 8.125% 8/1/13	55,000	59,813
		6,118,212
Consumer Cyclical - 1.15%
Centex 4.875% 8/15/08	610,000	601,402
Corrections Corporation of America 7.50% 5/1/11	115,000	118,738
Costco Wholesale 5.50% 3/15/17	440,000	441,785
•DaimlerChrysler Holdings 5.81% 8/3/09	485,000	487,294
Federated Retail Holdings 5.35% 3/15/12	220,000	219,660
Ford Motor 7.45% 7/16/31	190,000	147,963
Ford Motor Credit 9.875% 8/10/11	375,000	397,476
Fortune Brands 5.125% 1/15/11	290,000	287,662
General Motors 8.375% 7/15/33	340,000	306,850
General Motors Acceptance Corporation
6.875% 9/15/11	1,115,000	1,117,134
8.00% 11/1/31	280,000	301,037
Home Depot
5.40% 3/1/16	120,000	117,383
5.875% 12/16/36	360,000	344,405
Lodgenet Entertainment 9.50% 6/15/13	210,000	229,485
Mandalay Resort Group 9.50% 8/1/08	105,000	110,119
MGM MIRAGE 9.75% 6/1/07	240,000	242,400
Neiman Marcus Group 10.375% 10/15/15	85,000	95,200
Penney (JC) 8.00% 3/1/10	195,000	208,989
Visteon 8.25% 8/1/10	170,000	174,250
		5,949,232
Consumer Non-Cyclical - 0.50%
AmerisourceBergen 5.875% 9/15/15	480,000	479,389
Baxter International 5.196% 2/16/08	280,000	279,837
Boston Scientific 6.40% 6/15/16	285,000	286,242
Kraft Foods 6.50% 11/1/31	20,000	20,432
Kroger 6.375% 3/1/08	330,000	333,046
Medco Health Solutions 7.25% 8/15/13	145,000	157,021
Medtronic 4.75% 9/15/15	195,000	187,189
Procter & Gamble 5.55% 3/5/37	255,000	248,988
US Oncology 9.00% 8/15/12	185,000	198,413
UST 6.625% 7/15/12	95,000	100,879
Wyeth 5.50% 2/1/14	270,000	272,028
		2,563,464
Electric - 1.56%
•Alabama Power Capital Trust IV 4.75% 10/1/42	560,000	558,672
•AVA Capital Trust III 6.50% 4/1/34	140,000	140,395
Avista 9.75% 6/1/08	295,000	309,113
#Caithness Coso Funding 144A 5.489% 6/15/19	267,905	264,095
Commonwealth Edison 5.95% 8/15/16	535,000	524,630
Consumers Energy 6.00% 2/15/14	450,000	463,590
•Dominion Resources 5.687% 5/15/08	385,000	385,999
Duke Capital 5.668% 8/15/14	415,000	411,262
FPL Group Capital
5.625% 9/1/11	285,000	290,218
•6.35% 10/1/66	395,000	398,777
•Nisource Finance 5.93% 11/23/09	260,000	260,449
Oncor Electric Delivery 7.00% 9/1/22	125,000	134,230
Pacific Gas & Electric 5.80% 3/1/37	210,000	203,162
Pepco Holdings
5.50% 8/15/07	405,000	404,878
•5.985% 6/1/10	360,000	360,364
#Power Contract Financing 144A 6.256% 2/1/10	401,676	405,715
•Progress Energy 5.81% 1/15/10	410,000	411,929
PSEG Funding Trust I 5.381% 11/16/07	585,000	584,571
Puget Sound Energy 5.483% 6/1/35	215,000	196,005
Southwestern Public Service 6.00% 10/1/36	365,000	362,203
#TAQA 144A
5.875% 10/27/16	290,000	293,156
6.50% 10/27/36	530,000	537,248
TECO Energy 7.20% 5/1/11	35,000	37,275
Xcel Energy 6.50% 7/1/36	125,000	131,838
		8,069,774
Energy - 0.29%
Apache 5.625% 1/15/17	280,000	283,764
Canadian Natural Resources 5.70% 5/15/17	355,000	354,031
Kerr-McGee 7.125% 10/15/27	180,000	190,224
Plains Exploration & Production 7.00% 3/15/17	105,000	106,050
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	315,000	318,302
#TNK-BP Finance 144A 6.625% 3/20/17	215,000	213,925
		1,466,296
Financials - 0.62%
•American Express 6.80% 9/1/66	220,000	234,697
American General Finance 4.875% 7/15/12	310,000	305,082
International Lease Finance 4.625% 6/2/08	25,000	24,849
Residential Capital
•5.84% 6/9/08	315,000	311,932
6.00% 2/22/11	245,000	241,879
6.125% 11/21/08	325,000	324,958
6.375% 6/30/10	261,000	261,118
6.50% 4/17/13	285,000	282,642
•6.66% 11/21/08	175,000	175,363
6.875% 6/30/15	545,000	550,715
•#144A 7.19% 4/17/09	475,000	471,119
		3,184,354
Insurance - 1.11%
•#Catlin Insurance 144A 7.249% 12/31/49	155,000	154,167
#Farmers Insurance Exchange 144A
6.00% 8/1/14	375,000	372,062
8.625% 5/1/24	260,000	309,957
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	120,000	125,440
Marsh & McLennan 5.15% 9/15/10	435,000	431,540
MetLife
5.00% 6/15/15	150,000	145,870
6.40% 12/15/36	540,000	528,976
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	190,000	205,407
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	345,000	411,783
•◆#North Front Pass Through Trust 144A 5.81% 12/15/24	700,000	692,885
PMI Group 5.568% 11/15/08	385,000	385,435
Safeco Capital Trust I 8.072% 7/15/37	570,000	594,769
St. Paul Travelers 5.01% 8/16/07	200,000	199,662
•◆#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	700,000	702,413
WellPoint
4.25% 12/15/09	210,000	205,839
5.85% 1/15/36	110,000	106,642
Willis North America 5.125% 7/15/10	180,000	176,795
		5,749,642
Natural Gas - 0.55%
Atmos Energy 4.00% 10/15/09	415,000	402,916
Enterprise Products Operating
4.00% 10/15/07	270,000	268,067
4.625% 10/15/09	360,000	355,515
Oneok 5.51% 2/16/08	305,000	305,550
•Sempra Energy 5.83% 5/21/08	380,000	380,106
Southern Union 6.15% 8/16/08	600,000	604,682
Valero Logistics Operations 6.05% 3/15/13	510,000	521,066
		2,837,902
Real Estate - 0.19%
Developers Diversified Realty
4.625% 8/1/10	385,000	377,777
5.375% 10/15/12	60,000	60,040
HRPT Properties Trust 5.75% 2/15/14	245,000	246,516
•#USB Realty 144A 6.091% 12/22/49	300,000	302,037
		986,370
Technology - 0.06%
#Freescale Semiconductor 144A 10.125% 12/15/16	45,000	45,338
Sungard Data Systems 10.25% 8/15/15	250,000	274,062
		319,400
Transportation - 0.43%
American Airlines
3.857% 7/9/10	433,696	418,777
6.817% 5/23/11	380,000	388,550
Continental Airlines
5.983% 4/19/22	170,000	170,000
6.503% 6/15/11	550,000	565,125
#Erac USA Finance 144A 7.35% 6/15/08	650,000	661,949
		2,204,401
Total Corporate Bonds (cost $54,117,849)		54,617,983

Foreign Agencies- 0.11%
Pemex Project Funding Master Trust
6.125% 8/15/08	415,000	418,942
6.625% 6/15/35	150,000	154,688
Total Foreign Agencies (cost $585,647)		573,630

Municipal Bonds- 0.61%
California State 5.00% 2/1/33	265,000	275,253
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	305,000	322,538
Illinois State Taxable Pension 5.10% 6/1/33	420,000	401,969
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	495,000	523,700
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	346,166
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	332,199
Oregon State Taxable Pension 5.892% 6/1/27	485,000	508,556
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	145,000	145,070
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	315,468
Total Municipal Bonds (cost $3,077,326)		3,170,919

Non-Agency Asset-Backed Securities- 1.68%
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	109,293	106,752
Countrywide Asset-Backed Certificates
•Series 2006-15 A3 5.689% 10/25/46	485,000	486,182
Series 2006-S2 A2 5.627% 7/25/27	440,000	439,953
Series 2006-S3 A2 6.085% 6/25/21	540,000	547,587
•Series 2006-S6 A2 5.519% 3/25/34	475,000	474,454
•Series 2006-S7 A3 5.712% 11/25/35	910,000	909,757
•Series 2006-S9 A3 5.728% 8/25/36	570,000	568,862
Series 2007-4 A2 5.53% 9/25/37	405,000	404,697
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1N Note 144A 5.50% 4/25/35	20,478	19,507
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	430,000	430,959
Series 2007-CB1 AF2 5.721% 1/25/37	310,000	311,201
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	490,000	498,952
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	175,000	175,322
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	128,953	128,690
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	218,886	213,553
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	43,429	43,256
Mid-State Trust
Series 11 A1 4.864% 7/15/38	144,540	138,589
Series 2004-1 A 6.005% 8/15/37	92,334	94,134
#Series 2006-1 A 144A 5.787% 10/15/40	205,850	205,714
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	245,000	243,958
Series 2005-4 A3 5.565% 2/25/36	150,000	149,641
Series 2006-2 AF3 5.797% 8/25/36	175,000	176,089
Residential Funding Mortgage Securities II Series 2006-HI2 A3 5.79% 2/25/36	595,000	598,475
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	11,041	1
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	18,866	13,206
#Sierra Receivables Funding Company 144A
Series 2003-1A A 3.09% 1/15/14	58,434	58,003
Series 2003-2A A1 3.03% 12/15/15	89,236	86,795
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	265,850	242,817
Series 2005-2XS 1A2A 4.51% 2/25/35	935,000	920,144
Total Non-Agency Asset-Backed Securities (cost $8,708,898)		8,687,250

Non-Agency Collateralized Mortgage Obligations- 6.03%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	405,415	406,619
Series 2004-2 1A1 6.00% 3/25/34	389,647	390,804
Series 2004-10 1CB1 6.00% 11/25/34	33,265	33,492
Series 2004-11 1CB1 6.00% 12/25/34	568,863	572,508
Series 2005-9 5A1 5.50% 10/25/20	235,828	235,128
•Bank of America Funding Securities Series 2006-F 1A2 5.169% 7/20/36	478,374	477,132
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.100% 5/25/33	5,391	5,445
•Series 2004-L 4A1 5.163% 1/25/35	433,120	429,533
Series 2005-9 2A1 4.75% 10/25/20	538,593	531,413
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.174% 5/25/36	358,794	364,389
Series 2006-3 34A1 6.180% 5/25/36	633,113	643,295
Series 2006-4 23A5 6.235% 8/25/36	455,577	463,671
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	533,897	531,974
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	211,881	212,378
•Series 2004-J7 1A2 4.673% 8/25/34	143,212	141,650
Series 2004-J8 1A1 7.00% 9/25/34	213,104	218,299
Series 2005-57CB 4A3 5.50% 12/25/35	402,022	403,013
•Series 2005-63 3A1 5.894% 11/25/35	572,915	576,103
Series 2005-85CB 2A2 5.50% 2/25/36	649,142	651,990
Series 2006-2CB A3 5.50% 3/25/36	589,849	589,720
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35	325,614	319,560
Series 2005-29 A1 5.75% 12/25/35	669,213	666,507
Series 2006-1 A2 6.00% 3/25/36	415,107	414,912
Series 2006-1 A3 6.00% 3/25/36	109,018	108,388
•Series 2006-HYB3 3A1A 6.104% 5/20/36	538,350	546,833
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	75,107	76,868
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	133,012	141,229
•Series 2004-AR5 4A1 5.708% 10/25/34	257,075	257,019
•GMAC Mortgage Loan Trust Series 2005-AR2 4A
5.189% 5/25/35	453,175	449,283
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	107,379	112,948
Series 1999-3 A 8.00% 8/19/29	182,313	192,853
Series 2005-RP1 1A3 8.00% 1/25/35	351,556	373,425
Series 2005-RP1 1A4 8.50% 1/25/35	310,208	332,225
Series 2006-RR1 1A3 8.00% 1/25/36	179,009	188,030
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	178,811	177,777
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	517,394	508,389
Series 2005-A4 1A1 5.405% 7/25/35	297,035	296,133
Series 2005-A6 1A2 5.146% 9/25/35	660,000	665,668
Series 2006-A2 3A3 5.683% 4/25/36	455,000	457,589
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	415,544	416,984
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 2.862% 12/25/33	177,384	180,083
Series 2005-6 7A1 5.375% 6/25/35	186,956	186,302
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	63,859	65,385
Series 2003-9 1A1 5.50% 12/25/18	376,437	375,555
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	341,662	362,040
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35	670,000	661,811
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	232,652	237,164
•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.058% 9/25/36	491,336	497,321
Series 2006-SA4 2A1 6.143% 11/25/36	241,700	245,746
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	279,607	279,100
Series 2005-22 4A2 5.378% 12/25/35	55,141	54,770
Series 2006-5 5A4 5.575% 6/25/36	113,167	112,976
•Structured Asset Securities
Series 2002-22H 1A 6.954% 11/25/32	62,660	63,942
Series 2005-6 B2 5.344% 5/25/35	97,515	92,749
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	536,756	537,688
Series 2006-2 2CB 6.50% 3/25/36	348,790	354,131
Series 2006-5 2CB3 6.00% 7/25/36	497,671	503,481
•Series 2006-AR5 3A 5.923% 7/25/46	380,175	380,858
Washington Mutual
Series 2003-S10 A2 5.00% 10/25/18	796,908	790,030
Series 2004-CB3 4A 6.00% 10/25/19	261,746	264,985
•Series 2006-AR8 1A5 5.917% 8/25/46	108,092	109,353
•Series 2006-AR8 2A3 6.15% 8/25/36	68,275	69,290
•Series 2006-AR10 1A1 5.957% 9/25/36	513,294	519,857
•Series 2006-AR14 1A4 5.658% 11/25/36	513,970	517,207
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.421% 9/25/34	225,308	226,820
Series 2005-7 A2 5.25% 9/25/35	325,993	314,734
Series 2005-11 1A3 5.50% 11/25/35	326,837	320,045
Series 2005-14 2A1 5.50% 12/25/35	782,809	768,254
Series 2005-17 1A1 5.50% 1/25/36	1,259,990	1,234,986
Series 2006-2 3A1 5.75% 3/25/36	431,751	430,069
Series 2006-4 2A3 5.75% 4/25/36	205,044	203,152
Series 2006-7 2A1 6.00% 6/25/36	969,850	969,092
•Series 2006-AR4 1A1 5.834% 4/25/36	534,484	539,142
•Series 2006-AR4 2A1 5.78% 4/25/36	1,113,439	1,120,708
•Series 2006-AR6 7A1 5.114% 3/25/36	948,711	938,417
•Series 2006-AR10 5A1 5.601% 7/25/36	495,579	496,343
•Series 2006-AR11 A7 5.529% 8/25/36	543,398	543,208
•Series 2006-AR12 1A2 6.035% 9/25/36	279,170	282,710
•Series 2006-AR14 2A4 6.11% 10/25/36	386,137	391,541
•Series 2006-AR19 A1 5.669% 12/25/36	368,994	370,057
Total Non-Agency Collateralized Mortgage Obligations (cost $31,072,900)		31,192,278

U.S. Treasury Obligations- 1.68%
U.S. Treasury Bonds 4.50% 2/15/36	915,000	862,960
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	931,065	922,263
2.00% 1/15/26	1,019,740	969,472
2.375% 4/15/11	744,381	754,297
2.375% 1/15/17	602,178	611,282
2.375% 1/15/27	311,125	313,787
2.50% 7/15/16	1,763,872	1,810,520
3.00% 7/15/12	630,375	660,958
3.625% 1/15/08	269,352	273,550
U.S. Treasury Notes
4.50% 3/31/12	890,000	888,783
4.625% 2/15/17	615,000	613,943
Total U.S. Treasury Obligations (cost $8,573,996)		8,681,815
	Number of
	Shares
Warrant- 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	1,465	0
Total Warrant (cost $124,625)		0

	Principal
	Amount (U.S.$)

Certificate of Deposit - 0.97%
Natixis 5.345% 8/17/07	5,000,000	5,000,164
Total Certificate of Deposit (cost $5,000,407)		5,000,164

≠Discounted Commercial Paper - 6.45%
Amstel Funding 5.302% 4/17/07	$3,000,000	2,992,987
Aquinas Funding 5.24% 6/21/07	2,000,000	1,976,564
Bear Sterns 5.334% 6/27/07	3,000,000	2,962,303
Chesham Finance 5.422% 4/2/07	5,110,000	5,109,231
CRC Funding 5.298% 4/11/07	5,910,000	5,901,373
Morgan Stanley 5.32% 7/23/07	2,000,000	1,967,364
Sheffield Receivables 5.296% 4/23/07	2,500,000	2,491,949
Starbird Funding 5.313% 6/18/07	5,000,000	4,943,352
Westpac Bank 5.324% 5/2/07	5,000,000	4,977,654
Total Discounted Commercial Paper (cost $33,322,618)		33,322,777

Total Value of Securities - 105.21%
(cost $442,157,735)		543,839,599
Liabilities Net of Receivables and Other Assets (See Notes) - (5.21%)∆z		(26,935,256)
Net Assets Applicable to 30,073,225 Shares Outstanding - 100.00%		$516,904,343

†Non-income producing security for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $19,021,234, which represented 3.68% of the Fund’s net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield as of the time of purchase.
^Zero coupon security. The rate shown is the yield at the time of purchase.
☆Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∆Includes $1,026,200 cash pledged as collateral for futures contracts.
zOf this amount, $33,709,864 represents payable for securities purchased as of March 31, 2007.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GMAC - General Motors Acceptance Corporation
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following futures contracts were outstanding at March 31, 2007:

Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
53 U.S. Treasury 5 yr Notes	$ 5,597,545	$5,607,234	6/30/07	$9,689
48 U.S. Treasury 10 yr Notes	5,208,512	5,190,000	6/30/07	(18,512)
(20) U.S. Treasury long Bond	(2,248,524)	(2,225,000)	6/30/07	23,524
				$14,701

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
_________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Managed Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity trade does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$446,859,942
Aggregate unrealized appreciation	101,576,383
Aggregate unrealized depreciation	(4,596,726)
Net unrealized appreciation	$ 96,979,657

3. Futures Contracts
The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Credit and Market Risk
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust - Money Market Fund

March 31, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Certificates of Deposit - 13.11%
Barclays Bank 5.285% 6/8/07	$10,000,000	$10,000,000
Credit Agricole 5.35% 8/31/07	15,000,000	15,000,000
First Tennessee Bank
5.29% 5/31/07	5,000,000	5,000,000
5.30% 6/25/07	15,000,000	15,000,000
5.31% 4/23/07	5,000,000	5,000,000
Natixis 5.345% 8/17/07	15,000,000	15,001,115
Wilmington Trust
5.30% 7/10/07	15,000,000	15,000,000
5.305% 9/18/07	5,000,000	5,000,000
Total Certificates of Deposit (cost $85,001,115)		85,001,115

≠Discounted Commercial Paper - 84.02%
#Allianz Finance 144A 5.306% 4/12/07	15,000,000	14,976,006
#µAmstel Funding 144A 5.302% 4/17/07	15,000,000	14,964,933
#µAquinas Funding 144A
5.311% 6/21/07	15,000,000	14,823,150
5.412% 4/2/07	12,000,000	11,998,197
Bank of America 5.318% 4/3/07	15,000,000	14,995,667
#Bank of Ireland 144A 5.34% 8/6/07	15,000,000	14,724,833
#µBarton Capital 144A
5.28% 4/9/07	10,000,000	9,988,333
5.293% 4/12/07	7,000,000	6,988,707
Bear Stearns
5.295% 9/20/07	10,000,000	9,753,944
5.298% 7/5/07	5,000,000	4,931,125
5.334% 6/27/07	10,000,000	9,874,092
Cargill Global Funding 5.305% 4/2/07	20,000,000	19,997,056
µChesham Finance 5.412% 4/2/07	17,000,000	16,997,445
City of Austin, Texas 5.317% 5/2/07	7,500,000	7,465,965
#µCAFCO 144A 5.31% 5/17/07	10,000,000	9,933,108
µCorporate Receivables Funding 5.392% 4/2/07	17,000,000	16,997,455
Danske 5.323% 8/1/07	9,905,000	9,730,788
DnB NOR Bank 5.333% 4/4/07	10,000,000	9,995,667
#µFountain Square Commercial Funding 144A
5.295% 6/7/07	7,000,000	6,931,865
5.299% 5/29/07	15,000,000	14,873,608
5.309% 4/17/07	5,000,000	4,988,311
General Electric Capital 5.304% 6/19/07	15,000,000	14,829,492
Goldman Sachs Group 5.289% 5/24/07	15,000,000	14,884,504
HBOS Treasury Service 5.311% 5/10/07	15,000,000	14,914,850
ING Funding
5.282% 6/4/07	15,000,000	14,860,933
5.289% 6/14/07	5,000,000	4,946,350
#Koch Resources 144A 5.28% 4/9/07	15,000,000	14,982,500
Leland Stanford Junior University 5.288% 5/30/07	11,500,000	11,401,241
MetLife Funding 5.412% 4/2/07	27,000,000	26,995,942
Morgan Stanley 5.32% 7/23/07	5,000,000	4,918,860
Natixis 5.412% 4/2/07	12,000,000	11,998,197
New York Life Capital 5.288% 4/26/07	11,407,000	11,365,412
Nordea North America 5.293% 4/5/07	6,300,000	6,296,332
#µSheffield Receivables 144A
5.215% 9/4/07	5,760,000	5,633,203
5.296% 4/23/07	10,000,000	9,967,794
#µSigma Finance 144A 5.31% 6/7/07	10,000,000	9,902,664
#Skandinaviska Enskilda Banken 144A
5.301% 4/4/07	15,000,000	14,993,456
5.346% 8/1/07	7,500,000	7,367,706
Societe Generale America 5.382% 4/2/07	7,025,000	7,023,950
#µStarbird Funding 144A
5.305% 4/20/07	15,000,000	14,958,358
5.308% 6/5/07	10,000,000	9,905,389
Sunshine State Governmental Financing Commission 5.314% 4/5/07	7,890,000	7,885,380
#Swedish Housing Finance 144A 5.308% 5/14/07	15,000,000	14,906,206
#µThree Pillars Funding 144A
5.292% 4/25/07	6,000,000	5,978,920
5.294% 4/20/07	15,000,000	14,958,279
5.304% 4/27/07	8,351,000	8,319,215
#Westpac Banking 144A
5.298% 4/5/07	4,800,000	4,797,203
5.324% 5/2/07	10,000,000	9,955,308
Total Discounted Commercial Paper (cost $544,877,899)		544,877,899
•Floating Rate Notes - 3.08%
#Australian & New Zealand Banking Group 144A 5.317% 12/28/07	10,000,000	10,000,000
µChesham Finance 5.343% 9/25/07	10,000,000	9,999,005
Total Floating Rate Notes (cost $19,999,005)		19,999,005

Total Value of Securities - 100.21%
(cost $649,878,019)©		649,878,019
Liabilities Net of Receivables and Other Assets (See Notes) - (0.21%)		(1,335,295)
Net Assets Applicable to 64,854,269 Shares Outstanding - 100.00%		$648,542,724

≠The rate shown is the effective yield as of the time of purchase.
#Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2007, the aggregate amount of these securities equaled $281,817,252, which represented 43.45% of the Fund’s net assets. See Note 2 in "Notes."
µAsset-Backed Commercial Paper.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund’s net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends daily from net investment income. Distributions from net realized gains, if any, are declared and distributed annually.

2. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 91% of net assets at March 31, 2007. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At March 31, 2007, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Social Awareness Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock - 98.96%
Basic Materials - 5.27%
Airgas	292,500	$12,328,875
Ecolab	323,800	13,923,400
Lubrizol	237,900	12,258,987
†Pactiv	240,000	8,097,600
Temple-Inland	181,800	10,860,732
Worthington Industries	244,300	5,027,694
		62,497,288
Business Services - 1.30%
Manpower	72,500	5,348,325
Republic Services Class A	219,000	6,092,580
Robert Half International	106,300	3,934,163
		15,375,068
Capital Goods - 6.10%
American Standard	214,300	11,362,186
Emerson Electric	534,400	23,027,296
Fluor	165,500	14,848,660
†Grant Prideco	263,900	13,152,776
†Thomas & Betts	202,400	9,881,168
		72,272,086
Communication Services - 2.29%
Embarq	185,700	10,464,195
†Qwest Communications International	681,300	6,124,887
Telefonos de Mexico ADR	315,000	10,521,000
		27,110,082
Consumer Discretionary - 6.01%
Abercrombie & Fitch Class A	142,700	10,799,536
Best Buy	263,400	12,832,848
†Coach	312,000	15,615,600
†Kohl's	131,100	10,043,571
Nordstrom	262,800	13,912,632
†Urban Outfitters	304,300	8,066,993
		71,271,180
Consumer Services - 2.06%
Host Hotels & Resorts	212,900	5,601,399
McDonald's	328,400	14,794,420
Southwest Airlines	271,800	3,995,460
		24,391,279
Consumer Staples - 8.13%
Clorox	261,500	16,654,935
CVS	389,500	13,297,530
†Energizer Holdings	90,400	7,713,832
General Mills	187,800	10,933,716
Heinz (H.J.)	347,200	16,360,064
Kellogg	203,900	10,486,577
Walgreen	301,700	13,845,013
Wrigley, (Wm) Jr.	112,200	5,714,346
Wrigley, (Wm) Jr. Class B	27,525	1,398,270
		96,404,283

Credit Cyclicals - 0.96%
†Jarden	156,000	5,974,800
Magna International Class A	71,800	5,392,898
		11,367,698
Energy - 5.23%
EOG Resources	309,600	22,086,864
†National Oilwell Varco	209,500	16,297,005
Patterson-UTI Energy	186,600	4,187,304
Tidewater	107,300	6,285,634
†Transocean	160,100	13,080,170
		61,936,977
Financials - 23.69%
†Affiliated Managers Group	97,100	10,520,785
AFLAC	189,100	8,899,046
Allstate	181,400	10,894,884
American International Group	315,500	21,207,910
Bank of America	760,300	38,790,506
Bear Stearns	149,600	22,492,360
Berkley (W.R.)	180,300	5,971,536
Capital One Financial	206,590	15,589,281
CIT Group	143,700	7,604,604
Everest Re Group	63,100	6,068,327
Freddie Mac	162,400	9,661,176
Mellon Financial	235,300	10,150,842
PMI Group	139,300	6,299,146
PNC Financial Services Group	107,400	7,729,578
Prudential Financial	169,000	15,253,940
U.S. Bancorp	405,900	14,194,323
UnitedHealth Group	319,700	16,934,509
Wachovia	396,700	21,838,335
Washington Mutual	308,000	12,437,040
†WellPoint	162,200	13,154,420
Wells Fargo	145,700	5,016,451
		280,708,999
Health Care - 13.44%
Allergan	111,700	12,378,594
†Amgen	247,700	13,841,476
Bard (C.R.)	138,400	11,004,184
†Barr Pharmaceuticals	98,700	4,574,745
Baxter International	147,200	7,753,024
†Cytyc	177,100	6,058,591
†Express Scripts Class A	121,300	9,791,336
†Forest Laboratories	305,400	15,709,776
†Genentech	133,600	10,971,232
†Gen-Probe	120,100	5,654,308
†Gilead Sciences	172,100	13,165,650
Medtronic	244,400	11,990,264
PerkinElmer	247,100	5,984,762
Quest Diagnostics	155,300	7,744,811
Shire ADR	317,700	19,665,630
†Vertex Pharmaceuticals	105,000	2,944,200
		159,232,583
Media - 3.24%
†Comcast Class A	271,800	7,053,210
†Comcast Special Class A	421,350	10,731,785
†Gemstar-TV Guide International	3,856	16,157
Omnicom Group	45,100	4,617,338
Time Warner	813,800	16,048,135
		38,466,625
Real Estate - 1.22%
Developers Diversified Realty	105,000	6,604,500
ProLogis	120,500	7,824,065
		14,428,565
Technology - 17.84%
Applied Materials	560,300	10,264,696
†BEA Systems	292,400	3,388,916
†Cisco Systems	875,200	22,343,856
†Corning	629,300	14,310,282
†Digital River	85,500	4,723,875
†EMC	783,900	10,857,015
†Google Class A	27,700	12,691,032
Hewlett-Packard	885,200	35,531,928
Intel	1,008,600	19,294,518
Microsoft	1,100,800	30,679,296
Motorola	568,400	10,043,628
†Oracle	358,000	6,490,540
QUALCOMM	302,300	12,896,118
Sony ADR	97,300	4,912,677
Texas Instruments	432,600	13,021,260
		211,449,637
Transportation - 0.97%
FedEx	107,300	11,527,239
		11,527,239
Utilities - 1.21%
NSTAR	215,300	7,561,336
Puget Energy	263,400	6,764,112
		14,325,448
Total Common Stock (cost $832,609,969)		1,172,765,037
	Principal
	Amount (U.S.$)
^Discount Notes - 1.35%
Fannie Mae
5.006% 4/2/07	$130,000	129,982
5.171% 4/11/07	5,000,000	4,992,833
Federal Home Loan Bank 5.139% 4/4/07	3,930,000	3,928,319
Freddie Mac
5.154% 4/3/07	1,300,000	1,299,628
5.16% 4/12/07	5,607,000	5,598,186
Total Discount Notes (cost $15,948,948)		15,948,948
Total Value of Securities - 100.31%
(cost $848,558,917)		1,188,713,985
Liabilities Net of Receivables and Other Assets (See Notes) - (0.31%)		(3,617,799)
Net Assets Applicable to 32,579,975 Shares Outstanding - 100.00%		$1,185,096,186

†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Social Awareness Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$852,167,199
Aggregate unrealized appreciation	350,469,359
Aggregate unrealized depreciation	(13,922,573)
Net unrealized appreciation	$336,546,786

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $11,266,190 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,806,694 expires in 2010 and $9,459,496 expires in 2011.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Special Opportunities Fund

March 31, 2007

	Number of	Value
	Shares	(U.S $)
Common Stock - 95.39%
Basic Industry - 9.78%
Ball	134,600	$6,171,410
Eastman Chemical	66,800	4,230,444
FMC	110,200	8,312,386
IPSCO	61,300	8,054,820
Masco	156,200	4,279,880
Monsanto	108,400	5,957,664
Nucor	158,000	10,290,540
†Pactiv	163,800	5,526,612
PPG Industries	63,500	4,464,685
RPM International	181,500	4,192,650
Sherwin-Williams	92,000	6,075,680
Sigma-Aldrich	110,000	4,567,200
Sonoco Products	94,900	3,566,342
St. Joe	94,700	4,953,757
		80,644,070
Business Services - 2.25%
Brink's	117,000	7,423,650
Donnelley (R.R.) & Sons	136,100	4,979,899
Manpower	83,400	6,152,418
		18,555,967
Capital Spending - 5.28%
Cummins	42,500	6,150,600
†Energizer Holdings	68,000	5,802,440
Harsco	163,800	7,348,068
Ingersoll-Rand Class A	63,800	2,767,006
PACCAR	81,000	5,945,400
Parker Hannifin	60,500	5,221,755
Republic Services Class A	180,450	5,020,119
Timken	172,700	5,234,537
		43,489,925
Conglomerates - 0.83%
Textron	75,700	6,797,860
		6,797,860
Consumer Cyclical - 3.04%
Borg Warner	56,200	4,238,604
Centex	63,200	2,640,496
D.R. Horton	165,533	3,641,726
Eaton	43,600	3,643,216
Furniture Brands International	149,100	2,352,798
Johnson Controls	90,400	8,553,648
		25,070,488
Consumer Services - 12.89%
†AutoNation	108,321	2,300,738
Belo Class A	239,500	4,471,465
Brunswick	178,400	5,682,040
CVS	150,200	5,127,828
†Dollar Tree Stores	212,700	8,133,648
Eastman Kodak	126,000	2,842,560
Federated Department Stores	230,000	10,361,500
Fortune Brands	80,200	6,321,364
Harrah's Entertainment	60,125	5,077,556
Hasbro	123,000	3,520,260
Jones Apparel Group	107,000	3,288,110
Marriott International Class A	154,800	7,579,008
†Mediacom Communications	270,800	2,204,312
Meredith	131,700	7,558,263
PETsMART	173,000	5,702,080
Ross Stores	243,400	8,372,960
†Saks	153,900	3,207,276
Starwood Hotels & Resorts Worldwide	52,000	3,372,200
Tiffany & Co	118,700	5,398,476
VF	68,800	5,684,256
		106,205,900
Consumer Staples - 5.01%
Archer-Daniels-Midland	201,300	7,387,710
Bunge Limited	57,900	4,760,538
†Constellation Brands Class A	217,200	4,600,296
Del Monte Foods	422,300	4,848,004
Hershey	60,000	3,279,600
Reynolds American	142,000	8,862,220
†Smithfield Foods	143,900	4,309,805
Tyson Foods Class A	168,900	3,278,349
		41,326,522
Energy - 7.62%
Chesapeake Energy	136,500	4,215,120
El Paso	331,300	4,793,911
ENSCO International	123,100	6,696,640
Equitable Resources	129,100	6,238,112
KeySpan	87,000	3,580,050
Marathon Oil	92,800	9,171,424
†Newfield Exploration	173,500	7,236,685
Questar	49,000	4,371,290
Rowan	153,600	4,987,392
Sempra Energy	107,000	6,528,070
Williams	175,000	4,980,500
		62,799,194
Financial Services - 16.73%
AMBAC Financial Group	67,600	5,839,964
American Financial Group	199,050	6,775,662
Associated Banc-Corp	124,500	4,183,200
Bank of Hawaii	121,100	6,421,933
Bear Stearns	46,000	6,916,100
Berkley (W.R.)	177,750	5,887,080
CIT Group	93,200	4,932,144
Colonial BancGroup	258,700	6,402,825
Edwards (A.G.)	74,500	5,153,910
Loews	186,000	8,449,980
Manulife Financial	173,526	5,977,971
Marshall & Ilsley	73,800	3,417,678
MBIA	89,900	5,887,551
Nationwide Financial Services Class A	59,600	3,210,056
Northern Trust	77,500	4,660,850
Old Republic International	144,750	3,201,870
Popular	181,600	3,007,296
Protective Life	71,000	3,126,840
Radian Group	72,000	3,951,360
Raymond James Financial	157,550	4,688,688
Regions Financial	130,000	4,598,100
Reinsurance Group of America	111,800	6,453,096
StanCorp Financial Group	115,200	5,664,384
TCF Financial	99,800	2,630,728
Torchmark	76,000	4,984,840
Travelers	103,500	5,358,195
Zions Bancorporation	72,100	6,093,892
		137,876,193
Health Care - 8.21%
Aetna	125,200	5,482,508
Becton, Dickinson	68,700	5,282,343
CIGNA	37,600	5,364,016
†Community Health Systems	137,000	4,829,250
†Health Net Class A	101,100	5,440,191
†Lincare Holdings	61,600	2,257,640
McKesson	128,400	7,516,536
†MedImmune	68,100	2,478,159
Mylan Laboratories	205,300	4,340,042
Omnicare	116,600	4,637,182
Service Corp International	603,300	7,155,138
†Tenet Healthcare	270,600	1,739,958
Universal Health Services Class B	119,900	6,865,474
†Watson Pharmaceuticals	161,800	4,276,374
		67,664,811
Real Estate - 4.10%
Apartment Investment & Management	57,300	3,305,637
Archstone-Smith Trust	103,800	5,634,264
Boston Properties	60,600	7,114,440
Kimco Realty	117,600	5,731,824
Mack-Cali Realty	63,200	3,010,216
New Plan Excel Realty Trust	109,900	3,629,997
Simon Property Group	48,300	5,373,375
		33,799,753
Technology - 11.16%
Acxiom	233,600	4,996,704
†Adobe Systems	94,600	3,944,820
†Agilent Technologies	134,400	4,527,936
†Alliant Techsystems	30,900	2,716,728
†Apple Computer	51,900	4,822,029
†Avnet	132,200	4,777,708
†BEA Systems	460,300	5,334,877
CDW	76,600	4,705,538
†Citrix Systems	85,400	2,735,362
†Computer Sciences	77,200	4,024,436
†Compuware	815,900	7,742,891
Goodrich	83,800	4,314,024
National Semiconductor	154,800	3,736,872
Pitney Bowes	37,200	1,688,508
†Polycom	111,300	3,709,629
Rockwell Automation	121,300	7,262,231
†Sanmina-SCI	360,300	1,304,286
†Sybase	233,900	5,912,992
†Synopsys	249,200	6,536,516
Tektronix	92,400	2,601,984
†Thermo Fisher Scientific	98,500	4,604,875
		92,000,946
Transportation - 1.75%
Canadian National Railway	104,100	4,594,974
CSX	134,600	5,390,730
†YRC Worldwide	110,900	4,460,398
		14,446,102
Utilities - 6.74%
CenturyTel	103,100	4,659,089
Edison International	199,900	9,821,087
Energy East	232,600	5,666,136
PG&E	133,100	6,424,737
PPL	186,000	7,607,400
Public Service Enterprise Group	113,300	9,408,432
TXU	120,000	7,692,000
Wisconsin Energy	88,000	4,269,760
		55,548,641
Total Common Stock (cost $464,766,879)		786,226,372
	Principal
	Amount
	(U.S. $)
≠Commercial Paper- 3.65%
Chesham Finance 5.414% 4/2/07	$15,000,000	14,997,746
Societe Generale North America 5.378% 4/2/07	15,065,000	15,062,748
Total Commercial Paper (cost $30,060,494)		30,060,494

Total Value of Securities - 99.04%
(cost $494,827,373)		816,286,866
Receivables and Other Assets Net of Liabilities (See Notes) - 0.96%		7,947,766
Net Assets Applicable to 17,939,305 Shares Outstanding - 100.00%		$824,234,632

† Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Special Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust were allocated equally to each fund of the Trust. All specific expenses were charged directly to the Fund. Expenses common to all Funds of the Trust will be allocated to each Fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$494,830,107
Aggregate unrealized appreciation	332,640,585
Aggregate unrealized depreciation	(11,183,826)
Net unrealized appreciation	$321,456,759

Table of  Contents
Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Conservative Profile Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies - 99.49%
Equity Funds - 32.37%
*Delaware VIP Trust -
†Delaware VIP U.S. Growth Series	1,650,389	$13,170,105
Delaware VIP Value Series	604,807	13,390,418
*Lincoln Variable Insurance Products Trust -
†Aggressive Growth Fund	468,030	5,712,775
Core Fund	3	41
Growth Fund	264,732	3,415,571
		35,688,910
Fixed Income Funds - 58.62%
**Delaware Group Government Funds - Inflation Protected Bond Fund	1,153,227	11,186,302
*Delaware VIP Trust -
Delaware VIP Diversified Income Series	3,808,767	37,173,571
Delaware VIP High Yield Series	934,147	5,576,860
*Lincoln Variable Insurance Products Trust - Bond Fund	832,615	10,688,274
		64,625,007
International Funds - 8.50%
Jefferson Pilot Variable Fund - International Equity Portfolio	305,287	4,644,324
*Lincoln Variable Insurance Products Trust - International Fund	200,294	4,722,530
		9,366,854
Total Affiliated Investment Companies (cost $104,027,785)		109,680,771
	Principal
	Amount (U.S.$)
≠Commercial Paper - 0.50%
Chesham Finance 5.426% 4/2/07	$550,000	549,917
Total Commercial Paper (cost $549,917)		549,917

Total Value of Securities - 99.99%
(cost $104,577,702)		110,230,688
Receivables and Other Assets Net of Liabilities (See Notes) - 0.01%		9,691
Net Assets Applicable to 9,495,465 Shares Outstanding - 100.00%		$110,240,379

*Standard Class Shares
**Institutional Class Shares
†Non-income producing security for the period ended March 31, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Conservative Profile Fund (the “Fund”).

Security Valuation - The Fund invests in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,838,412
Aggregate unrealized appreciation	5,403,312
Aggregate unrealized depreciation	(11,036)
Net unrealized appreciation	$ 5,392,276

Table of  Contents

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Moderate Profile Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies - 99.99%
Equity Funds - 42.89%
*Delaware VIP Trust-
Delaware VIP Small Cap Value Series	645,284	$ 20,332,888
†Delaware VIP U.S. Growth Series	8,743,215	69,770,855
Delaware VIP Value Series	2,738,248	60,624,810
*Lincoln Variable Insurance Products Trust-
†Aggressive Growth Fund	1,700,458	20,755,785
Core Fund	2,130,621	25,013,492
Growth Fund	1,606,065	20,721,449
		217,219,279
Fixed Income Funds - 39.07%
**Delaware Group Government Funds-
Inflation Protected Bond Fund	1,908,792	18,515,287
*Delaware VIP Trust-
Delaware VIP Diversified Income Series	13,797,580	134,664,378
Delaware VIP High Yield Series	3,406,168	20,334,824
*Lincoln Variable Insurance Products Trust-
Bond Fund	1,900,049	24,390,933
		197,905,422
International Funds - 18.03%
*Delaware VIP Trust-
Delaware VIP Emerging Markets Series	1,351,285	27,890,517
Jefferson Pilot Variable Fund-
International Equity Portfolio	2,071,844	31,518,970
*Lincoln Variable Insurance Products Trust-
International Fund	1,354,746	31,942,199
	91,351,686
Total Affiliated Investment Companies (cost $477,866,044)		506,476,387
	Principal
	Amount (U.S.$)
≠Commercial Paper - 0.13%
Chesham Finance 5.426% 4/2/07	$670,000	669,899
Total Commercial Paper (cost $669,899)		669,899
Total Value of Securities - 100.12%
(cost $478,535,943)		507,146,286
Liabilities Net of Receivables and Other Assets (See Notes) - (0.12%)		(638,416)
Net Assets Applicable to 41,308,167 Shares Outstanding - 100.00%		$506,507,870

†Non-income producing security for the period ended March 31, 2007.
*Standard Class shares
**Institutional Class shares
≠The rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Moderate Profile Fund (the “Fund”).

Security Valuation - The Fund invests in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$479,362,552
Aggregate unrealized appreciation	27,783,734
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 27,783,734

Table of  Contents

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Moderately Aggressive Profile Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies - 99.77%
Equity Funds - 54.35%
*Delaware VIP Trust -
Delaware VIP Small Cap Value Series	343,217	$10,814,754
†Delaware VIP U.S. Growth Series	6,649,971	53,066,764
Delaware VIP Value Series	2,110,639	46,729,557
Jefferson Pilot Variable Fund -
Mid-Cap Value Portfolio	744,095	11,513,379
Value Portfolio	723,644	18,334,966
*Lincoln Variable Insurance Products Trust-
†Aggressive Growth Fund	1,205,026	14,708,546
Core Fund	2,119,484	24,882,739
Growth Fund	1,421,430	18,339,285
		198,389,990
Fixed Income Funds - 19.28%
*Delaware VIP Trust-
Delaware VIP Diversified Income Series	3,267,794	31,893,670
Delaware VIP High Yield Series	1,210,424	7,226,231
*Lincoln Variable Insurance Products Trust-
Bond Fund	2,435,214	31,260,848
		70,380,749
International Funds - 26.14%
*Delaware VIP Trust -
Delaware VIP Emerging Markets Series	1,156,397	23,868,024
Jefferson Pilot Variable Fund-
International Equity Portfolio	2,207,795	33,587,179
*Lincoln Variable Insurance Products Trust-
International Fund	1,608,868	37,933,884
		95,389,087
Total Affiliated Investment Companies (cost $340,123,623)		364,159,826
	Principal
	Amount (U.S.$)
^Discount Note - 0.05%
Fannie Mae 5.006% 4/2/07	$190,000	189,974

Total Discount Note (cost $189,974)		189,974
Total Value of Securities - 99.82%
(cost $340,313,597)		364,349,800
Receivables and Other Assets Net of Liabilities (See Notes) - 0.18%		666,925
Net Assets Applicable to 28,635,008 Shares Outstanding - 100.00%		$365,016,725

*Standard Class Shares
†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Moderately Aggressive Profile Fund (the “Fund”).

Security Valuation - The Fund invests in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$340,638,728
Aggregate unrealized appreciation	23,780,368
Aggregate unrealized depreciation	(69,296)
Net unrealized appreciation	$ 23,711,072

Table of  Contents

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Aggressive Profile Fund

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies - 99.75%
Equity Funds - 66.62%
*Delaware VIP Trust -
Delaware VIP Small Cap Value Series	119,631	$ 3,769,569
†Delaware VIP U.S. Growth Series	1,968,383	15,707,698
Delaware VIP Value Series	721,724	15,978,966
Jefferson Pilot Variable Fund -
Mid-Cap Value Portfolio	194,874	3,015,283
Value Portfolio	265,136	6,717,744
*Lincoln Variable Insurance Products Trust -
†Aggressive Growth Fund	315,782	3,854,435
Core Fund	633,319	7,435,170
Growth Fund	446,482	5,760,510
†Growth Opportunities Fund	136,199	1,898,756
		64,138,131
International Funds - 33.13%
*Delaware VIP Trust - Delaware VIP Emerging Markets Series	449,341	9,274,407
Jefferson Pilot Variable Fund - International Equity Portfolio	706,378	10,746,136
*Lincoln Variable Insurance Products Trust - International Fund	503,633	11,874,657
		31,895,200
Total Affiliated Investment Companies (cost $88,093,167)		96,033,331
	Principal
	Amount (U.S.$)
^Discount Notes - 0.10%
Fannie Mae 5.006% 4/2/07	$100,000	99,986
Total Discount Notes (cost $99,986)		99,986
Total Value of Securities - 99.85%
(cost $88,193,153)		96,133,317
Receivables and Other Assets Net of Liabilities (See Notes) - 0.15%		144,349
Net Assets Applicable to 7,204,589 Shares Outstanding - 100.00%		$96,277,666

*Standard Class Shares
†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Aggressive Profile Fund (the “Fund”).

Security Valuation - The Fund invests in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust, Jefferson Pilot Variable Fund, Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,545,384
Aggregate unrealized appreciation	7,623,213
Aggregate unrealized depreciation	(35,280)
Net unrealized appreciation	$ 7,587,933

Table of  Contents

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:  /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:   May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  May 22, 2007

By:  /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:  May 22, 2007